Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	DIMC
Entity Registrant Name	DIMECO INC
Entity Central Index Key	0000898037
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,626,506
Entity Public Float			$ 49

CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 5,722	$ 5,348
Interest-bearing deposits in other banks	2,998	4,575
Total cash and cash equivalents	8,720	9,923
Mortgage loans held for sale	1,132	0
Investment securities available for sale	90,747	95,619
Loans, net of unearned income	474,762	447,254
Less allowance for loan losses	9,152	8,316
Net loans	465,610	438,938
Premises and equipment	9,675	9,997
Accrued interest receivable	1,841	1,805
Bank-owned life insurance	10,427	10,060
Other real estate owned	2,554	3,467
Other assets	12,899	12,085
TOTAL ASSETS	603,605	581,894
Deposits:
Noninterest-bearing	51,503	52,217
Interest-bearing	449,082	432,067
Total deposits	500,585	484,284
Short-term borrowings	17,813	20,686
Other borrowed funds	20,597	17,618
Accrued interest payable	500	542
Other liabilities	4,173	3,664
TOTAL LIABILITIES	543,668	526,794
Stockholders' Equity
Common stock, $.50 par value; 5,000,000 shares authorized; 1,656,446 and 1,653,746 shares issued in 2012 and 2011, respectively	828	827
Capital surplus	6,008	6,451
Retained earnings	52,426	48,193
Accumulated other comprehensive income	1,888	1,696
Treasury stock, at cost (29,940 and 54,100 shares, in 2012 and 2011, respectively)	(1,213)	(2,067)
TOTAL STOCKHOLDERS' EQUITY	59,937	55,100
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 603,605	$ 581,894

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	1,656,446	1,653,746
Treasury stock, shares	29,940	54,100

CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Interest and fees on loans	$ 23,616	$ 22,435	$ 22,221
Federal funds sold	0	0	6
Investment securities:
Taxable	1,177	1,266	1,336
Exempt from federal income tax	1,252	1,209	1,049
Other	12	12	28
Total interest income	26,057	24,922	24,640
Interest Expense
Deposits	3,536	4,213	6,215
Short-term borrowings	87	108	142
Other borrowed funds	709	831	963
Total interest expense	4,332	5,152	7,320
Net Interest Income	21,725	19,770	17,320
Provision for loan losses	3,250	2,875	1,750
Net Interest Income After Provision for Loan Losses	18,475	16,895	15,570
Noninterest Income
Service charges on deposit accounts	887	1,022	1,292
Mortgage loans held for sale gains, net	692	306	354
Investment securities gains (losses), net	169	(16)	(13)
Brokerage commissions	811	720	742
Earnings on bank-owned life insurance	436	439	423
Debit card fees	648	608	523
Other income	831	826	773
Total noninterest income	4,474	3,905	4,094
Noninterest Expense
Salaries and employee benefits	7,644	6,981	6,667
Occupancy expense, net	1,150	1,143	1,117
Furniture and equipment expense	404	427	483
Professional fees	789	818	780
Data processing expense	552	703	713
FDIC insurance	522	565	742
Impairment of other real estate owned	175	726	0
Other expense	3,121	2,722	2,345
Total noninterest expense	14,357	14,085	12,847
Income before income taxes	8,592	6,715	6,817
Income taxes	1,978	1,379	1,658
NET INCOME	$ 6,614	$ 5,336	$ 5,159
Earnings Per Share:
Basic	$ 4.12	$ 3.34	$ 3.24
Diluted	$ 4.12	$ 3.31	$ 3.24

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 6,614	$ 5,336	$ 5,159
Other comprehensive income (loss):
Unrealized gain (loss) on available for sale securities	460	1,842	(69)
Tax benefit (expense)	(156)	(627)	23
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	304	1,215	(46)
Loss (gain) recognized in earnings	(169)	16	13
Tax expense (benefit)	57	(5)	(4)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(112)	11	9
Other comprehensive income (loss), net of tax	192	1,226	(37)
Comprehensive income	$ 6,806	$ 6,562	$ 5,122

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands	Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total
Beginning Balance at Dec. 31, 2009	$ 807	$ 5,552	$ 42,318	$ 507	$ (2,067)	$ 47,117
Net Income			5,159			5,159
Other comprehensive loss				(37)		(37)
Exercise of stock options (2010 : 38,440, 2011 : 1,428, 2012 : 2,700 shares)	19	721				740
Cash dividends (2010 : 1.44, 2011 : 1.44, 2012 : 1.46 per share)			(2,300)			(2,300)
Ending Balance at Dec. 31, 2010	826	6,273	45,177	470	(2,067)	50,679
Net Income			5,336			5,336
Other comprehensive loss				1,226		1,226
Stock compensation expense		130				130
Exercise of stock options (2010 : 38,440, 2011 : 1,428, 2012 : 2,700 shares)	1	48				49
Cash dividends (2010 : 1.44, 2011 : 1.44, 2012 : 1.46 per share)			(2,320)			(2,320)
Ending Balance at Dec. 31, 2011	827	6,451	48,193	1,696	(2,067)	55,100
Net Income			6,614			6,614
Other comprehensive loss				192		192
Stock compensation expense		305				305
Exercise of stock options (2010 : 38,440, 2011 : 1,428, 2012 : 2,700 shares)	1	98				99
Acquistion of 24,160 shares for restricted stock plan		(846)	(8)		854	0
Cash dividends (2010 : 1.44, 2011 : 1.44, 2012 : 1.46 per share)			(2,373)			(2,373)
Ending Balance at Dec. 31, 2012	$ 828	$ 6,008	$ 52,426	$ 1,888	$ (1,213)	$ 59,937

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Exercise of stock options, shares	2,700	1,428	38,440
Cash dividends, per share	$ 1.46	$ 1.44	$ 1.44
Acquistion of shares for restricted stock plan	24,160

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 6,614	$ 5,336	$ 5,159
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	3,250	2,875	1,750
Depreciation and amortization	913	878	1,040
Amortization of premium and discount on investment securities, net	933	594	366
Amortization of net deferred loan origination fees	(223)	(253)	(161)
Investment securities (gains) losses, net	(169)	16	13
Origination of loans held for sale	(23,732)	(12,210)	(11,375)
Proceeds from sale of loans	23,292	12,516	11,729
Mortgage loans held for sale gains, net	(692)	(306)	(354)
Impairment of other real estate owned	175	726	0
Loss (gain) on the sale of other real estate owned	17	1	(11)
(Increase) decrease in accrued interest receivable	(36)	83	(46)
Decrease in accrued interest payable	(42)	(137)	(401)
Deferred federal income taxes	(578)	(965)	(728)
Earnings on bank-owned life insurance	(436)	(439)	(423)
Decrease in prepaid FDIC insurance	487	522	694
Stock compensation expense	305	130	0
Other, net	(37)	251	(124)
Net cash provided by operating activities	10,041	9,618	7,128
Investment securities available for sale:
Proceeds from sales, calls or mergers	6,619	7,244	5,478
Proceeds from maturities or paydown	117,381	116,067	239,397
Purchases	(119,602)	(138,027)	(252,338)
Redemption of Federal Home Loan Bank stock	477	162	19
Purchase of Federal Home Loan Bank stock	(454)	(617)	(3)
Net increase in loans	(30,439)	(27,552)	(16,007)
Investment in limited partnership	(437)	(360)	0
Purchase of fixed annuity	0	0	(1,500)
Purchase of bank-owned life insurance	0	(141)	0
Proceeds from sale of other real estate owned	1,449	34	333
Purchase of premises and equipment	(404)	(191)	(396)
Net cash used for investing activities	(25,410)	(43,381)	(25,017)
Financing Activities
Net increase in deposits	16,301	29,550	11,618
Increase (decrease) in short-term borrowings	(2,873)	7,680	2,032
Proceeds from other borrowed funds	6,500	2,500	0
Repayment of other borrowed funds	(3,521)	(4,434)	(4,850)
Proceeds from exercise of stock options	99	49	740
Cash dividends paid	(2,340)	(2,311)	(2,286)
Net cash provided by financing activities	14,166	33,034	7,254
Decrease in cash and cash equivalents	(1,203)	(729)	(10,635)
Cash and cash equivalents at beginning of year	9,923	10,652	21,287
Cash and cash equivalents at end of year	$ 8,720	$ 9,923	$ 10,652

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of the significant accounting and reporting policies applied in the presentation of the accompanying financial statements follows:

Nature of Operations and Basis of Presentation

Dimeco, Inc. (the “Company”) is a Pennsylvania company organized as the holding company of The Dime Bank (the “Bank”) and its wholly owned subsidiary, TDB Insurance Services, LLC. The Bank is a state-chartered bank and operates from six locations in northeastern Pennsylvania. The Company and its subsidiary derive substantially all of their income from banking and bank-related services that include interest earnings on residential real estate, commercial mortgage, commercial and consumer financings as well as interest earnings on investment securities. The Company, through its subsidiary, provides deposit services including checking, savings and certificate of deposit accounts and investment and trust services. The Company is supervised by the Federal Reserve Board, while the Bank is subject to regulation and supervision by the Federal Deposit Insurance Corporation (“FDIC”) and the Pennsylvania Department of Banking.

The Consolidated Financial Statements of the Company include its wholly owned subsidiary, the Bank. All inter-company items have been eliminated in preparing the Consolidated Financial Statements. The investment in subsidiary on the parent company financial statements is carried at the parent company’s equity in the underlying net assets of the Bank. Trust department and wealth management assets (other than cash deposits) held by the Bank in fiduciary or agency capacities for its customers are not included in the accompanying Consolidated Balance Sheet, since such items are not assets of the Bank or the Company. In accordance with industry practice, wealth management fees are recorded on a cash basis and approximate the fees that would have been recognized on the accrual basis.

The financial statements have been prepared in conformity with U.S. GAAP. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period. Actual results could differ significantly from those estimates.

Investment Securities

Investment securities are classified at the time of purchase, based on management’s intention and ability, as securities held to maturity or securities available for sale. Debt and equity securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available for sale securities are reported as a separate component of stockholders’ equity, net of tax, until realized. Realized securities gains and losses are computed using the specific identification method and included in non-interest income. Interest and dividends on investment securities are recognized as income when earned.

Securities are periodically reviewed for other than temporary impairment based upon a number of factors. Those factors include, but are not limited to, the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the ability of the issuer to meet contractual obligations, the likelihood of the security’s ability to recover any decline in its market value and whether management intends to sell and their belief that they will not be required to sell these securities before recovery of their cost basis, which may be at maturity. A decline in value that is considered to be other than temporary is recorded as a loss within noninterest income in the Consolidated Statement of Income.

Common stock of the Federal Home Loan Bank of Pittsburgh (“FHLB”) and the Atlantic Central Bankers Bank (“ACBB”) represents ownership in institutions that are wholly owned by other financial institutions. These securities are accounted for at cost and are classified with other assets.

The Bank is a member of FHLB and as such, is required to maintain a minimum investment in stock of FHLB that varies with the level of advances outstanding with FHLB. The stock is bought from and sold to FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment by management. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) commitments by FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance (c) the impact of legislative and regulatory changes on the customer base of FHLB and (d) the liquidity position of FHLB.

FHLB reported net income for both 2010 and 2011 and for the first three quarters of 2012. FHLB recorded other than temporary impairment expenses in each of the last three years associated with the extreme economic conditions in place during those years. In 2011, FHLB allowed some stock redemption and in 2012 have begun to pay dividends. Management evaluated the stock and concluded that the stock was not impaired for the periods presented herein. More consideration was given to the long-term prospects for FHLB as opposed to the recent stress caused by the extreme economic conditions the world is facing. Management also considered that FHLB’s regulatory capital ratios have increased each of the past three years, liquidity appears adequate and new shares of FHLB stock continue to exchange hands at the $100 par value.

Mortgage Loans Held for Sale

In general, fixed rate residential mortgage loans originated by the Bank that qualify for sale in the secondary market are held for sale and are carried at the aggregate lower of cost or market. Such loans sold are generally serviced by the Bank.

Loans

Loans are stated at the principal amount outstanding, net of any unearned income, deferred loan fees and the allowance for loan losses. Interest on consumer loans is credited to operations over the term of each loan using a method which results in a level yield or the simple interest method. Interest income on mortgage loans is accrued on the amortized balance. Interest income on other loans is accrued on the principal amount outstanding. Loan fees which represent an adjustment to interest yield are deferred and amortized over the life of the loan. Loans on which the accrual of interest has been discontinued are designated as nonaccrual loans. Accrual of interest on loans is generally discontinued when it is determined that a reasonable doubt exists as to the collectability of additional interest. When a loan is placed on nonaccrual status, unpaid interest is charged against income. Payments received on nonaccrual loans are either applied to principal or reported as interest income according to management’s judgment as to the collectability of principal. Loans are returned to accrual status when past due principal and interest is collected and the collection of principal is probable.

Allowance for Loan Losses

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio as of the balance sheet date. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management’s periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. Certain qualitative factors are then added to the historical allocation percentage to get the adjusted factor to be applied to non-classified loans. The following qualitative factors are analyzed:

·	Levels of and trends in delinquencies
·	Trends in volume and terms
·	Changes in lending policies and procedures
·	Quality of the loan review function
·	Economic trends
·	Concentrations of credit
·	Experience depth and ability of management
·	Other factors affecting the collectability of the loans

The Company analyzes its loan portfolio each quarter to determine the appropriateness of its allowance for loan losses.

In situations where, for economic or legal reasons related to a borrower's financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered, the related loan is classified as a troubled debt restructuring (“TDR”). Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring and charges down the principal balance as determined in the analysis. This process is completed for all types of loans. It is then further analyzed to determine if the loan should be classified as impaired.

Impaired loans are primarily commercial and commercial real estate loan relationships for which it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. These types of loans which are 90 days past due are evaluated in the analysis for loan impairment. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of “impaired loans” is not the same as the definition of “nonaccrual loans,” although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectability, while not classifying the loan as impaired if the loan is not a commercial or commercial real estate loan. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Mortgage loans on one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all of the circumstances surrounding the loan and the borrower including the length of the delay, the borrower’s prior payment record and the amount of shortfall in relation to the principal and interest owed. Residential mortgages and consumer loans are generally evaluated to determine a fair value of the collateral when 90 days past due and then are fully or partially charged down to reflect that fair value unless the loan is well secured and in the process of collection.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is principally computed on the straight-line method over the estimated useful lives of the related assets, which range from 3 to 20 years for furniture and equipment and 5 to 31 years for office buildings and improvements. Leasehold improvements are amortized over the shorter of their estimated useful lives or their respective lease terms, which range from 5 to 20 years. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized.

Bank-Owned Life Insurance (“BOLI”)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increase in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheet, and any increases in cash surrender value are recorded as noninterest income on the Consolidated Statement of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit which would be recorded as noninterest income.

Other Real Estate Owned

Real estate acquired by foreclosure is classified on the Consolidated Balance Sheet at the lower of the recorded investment in the property or its fair value minus estimated costs of sale. Prior to foreclosure, the value of the underlying collateral is written down by a charge to the allowance for loan losses, if necessary. Any subsequent write-downs are charged against operating expenses. Operating expenses of such properties, net of related income and losses on their disposition, are included as other expense.

Income Taxes

The Company and the Bank file a consolidated federal income tax return. Deferred tax assets or liabilities are computed based on the difference between the financial statement and the income tax basis of assets and liabilities using the enacted marginal tax rates. Deferred income tax expenses or benefits are based on the changes in the deferred tax asset or liability from period to period.

Earnings Per Share

The Company provides dual presentation of basic and diluted earnings per share. Basic earnings per share are calculated utilizing net income as reported as the numerator and average shares outstanding as the denominator. The computation of diluted earnings per share differs in that the dilutive effects of any options and non-vested restricted stock grants are adjusted for in the denominator.

Stock Based Compensation

The Company accounts for stock-based compensation issued to employees, and where appropriate non-employees, in accordance with the Financial Accounting Standards Board (“FASB”) ASC 718, Compensation – Stock Compensation. Under fair value provisions, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. The amount of stock-based compensation recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date and as a result it may be necessary to recognize the expense using a ratable method. Determining the fair value of stock-based awards at the date of grant requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited.

If actual results differ significantly from these estimates or different key assumptions were used, it could have a material effect on the Company’s Consolidated Financial Statements.

Mortgage Servicing Rights (“MSRs”)

The Company has agreements for the express purpose of selling loans in the secondary market. The Company maintains servicing rights for most of these loans. MSRs are carried at the lower of cost or estimated fair value. Originated MSRs are recorded by allocating total costs incurred between the loan and servicing rights based on their relative fair values. MSRs are amortized in proportion to the estimated servicing income over the estimated life of the servicing portfolio. MSRs are a component of other assets on the Consolidated Balance Sheet.

Comprehensive Income

The Company is required to present comprehensive income in a full set of general-purpose financial statements for all periods presented. Other comprehensive income is composed of unrealized holding gains (losses) on the available for sale securities portfolio.

Cash Flows

The Company has defined cash and cash equivalents as cash and due from banks and interest-bearing deposits in other banks that have original maturities of 90 days or less.

Amounts paid for interest and income taxes and noncash activities are as follows (in thousands):

	2012	2011	2010
Cash paid during the year for:
Interest	$4,374	$5,289	$7,721
Income taxes	$2,438	$2,042	$2,415

Noncash investing activities:
Transfer of loans to other real estate owned	$728	$3,267	$698
Loans to facilitate the sale of other real estate owned	$1,480	$35	$160
Changes in unrealized holding gains and losses on available for sale securities	$291	$1,858	$(56)

Recent Accounting Pronouncements

In May 2011, FASB issued ASU 2011-04, Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Company has provided the necessary disclosures in Notes 16 and 17.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The Company has provided the necessary disclosures in the Consolidated Statement of Comprehensive Income.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2013, and interim and annual periods thereafter. Early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In October, 2012, the FASB issued ASU 2012-06, Business Combinations (Topic 805) - Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. ASU 2012-06 requires that when a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). ASU 2012-06 is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. This ASU is not expected to have a significant impact on the Company’s financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of Update 2011-11. This ASU is not expected to have a significant impact on the Company’s financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact that these disclosures will have on its financial statements.

Reclassification of Comparative Amounts

Certain comparative amounts for prior years have been reclassified to conform to current year presentations. The reclassified amounts did not affect net income or stockholders’ equity.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 2 - EARNINGS PER SHARE

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation.

	2012	2011	2010

Weighted-average common shares outstanding	1,654,137	1,652,940	1,646,138
Average treasury stock shares	(47,499)	(54,100)	(54,100)
Average unearned nonvested shares	(4,565)	-	-

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,602,073	1,598,840	1,592,038

Additional common stock equivalents (nonvested stock) used to calculate diluted earnings per share	-	11,052	-

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	2,804	607	997

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,604,877	1,610,499	1,593,035

Options to purchase 74,500 shares of common stock at a price greater than the current market value were outstanding at December 31, 2011 but were not included in the computation of diluted earnings per share because to do so would have been antidilutive. There were no options outstanding at December 31, 2012 and 2010 which would have an antidilutive effect on the earnings per share calculation.

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
INVESTMENT SECURITIES

NOTE 3 - INVESTMENT SECURITIES

The amortized costs and fair value of investment securities at December 31 are summarized as follows (in thousands):

	2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
AVAILABLE FOR SALE
U.S. government agencies	$7,716	$219	$-	$7,935
Mortgage-backed securities of government-sponsored entities	25,342	602	(60)	25,884
Collateralized mortgage obligations of government-sponsored entities	6,086	18	(38)	6,066
Obligations of states and political subdivisions:
Taxable	1,434	171	-	1,605
Tax-exempt	34,160	1,587	(30)	35,717
Corporate securities	5,045	302	-	5,347
Commercial paper	7,648	-	-	7,648
Total debt securities	87,431	2,899	(128)	90,202

Equity securities of financial institutions	455	115	(25)	545

Total	$87,886	$3,014	$(153)	$90,747

	2011

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
AVAILABLE FOR SALE
U.S. government agencies	$10,999	$195	$(3)	$11,191
Mortgage-backed securities of government-sponsored entities	28,119	499	(40)	28,578
Collateralized mortgage obligations of government-sponsored entities	5,233	7	(65)	5,175
Obligations of states and political subdivisions:
Taxable	1,440	142	-	1,582
Tax-exempt	31,085	1,425	(2)	32,508
Corporate securities	3,686	400	(4)	4,082
Commercial paper	11,998	-	-	11,998
Total debt securities	92,560	2,668	(114)	95,114

Equity securities of financial institutions	489	62	(46)	505

Total	$93,049	$2,730	$(160)	$95,619

The following table shows the Company’s fair value and gross unrealized losses, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31 (in thousands):

	2012
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Mortgage-backed securities of government-sponsored entities	$6,099	$60	$-	$-	$6,099	$60
Collateralized mortgage obligations of government-sponsored entities	1,165	7	2,185	31	3,350	38
Obligations of states and political subdivisions	3,374	30	-	-	3,374	30
Total debt securities	10,638	97	2,185	31	12,823	128

Equity securities of financial institutions	69	6	68	19	137	25

Total	$10,707	$103	$2,253	$50	$12,960	$153

	2011
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

U.S. government agencies	$348	$2	$456	$1	$804	$3
Mortgage-backed securities of government-sponsored entities	5,678	25	1,407	15	7,085	40
Collateralized mortgage obligations of government-sponsored entities	4,685	65	-	-	4,685	65
Obligations of states and political subdivisions	-	-	300	2	300	2
Corporate securities	236	4	-	-	236	4
Total debt securities	10,947	96	2,163	18	13,110	114

Equity securities of financial institutions	106	12	96	34	202	46

Total	$11,053	$108	$2,259	$52	$13,312	$160

The Company reviews its position quarterly and has asserted that at December 31, 2012, the declines outlined in the previous table represent temporary declines and the Company does not intend to sell and does not believe they will be required to sell these securities before recovery of their cost basis, which may be at maturity. There were 24 and 29 positions that were temporarily impaired at December 31, 2012 and December 31, 2011, respectively. The Company has concluded that the unrealized losses disclosed above are not other than temporary, but are the result of interest rate changes, sector credit ratings changes or company-specific ratings changes that are not expected to result in the non-collection of principal and interest during the period.

The amortized cost and estimated market values of debt securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

	Available for Sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$21,092	$21,284
Due after one year through five years	26,169	26,777
Due after five years through ten years	25,426	26,765
Due after ten years	14,744	15,376

Total debt securities	$87,431	$90,202

The following table is a summary of proceeds received, gross gains, and gross losses realized on the sale, call, impairment and mergers of investment securities (in thousands):

	2012	2011	2010

Proceeds	$6,619	$7,244	$5,478
Gross gains	$174	$46	$24
Gross losses	$-	$3	$6
Other than temporarily impaired expense	$5	$59	$31

Investment securities that were pledged to secure deposits, short-term borrowings and for other purposes as required by law as of December 31 are as follows (in thousands):

	2012	2011

Amortized cost	$86,853	$81,489
Fair value	$89,580	$83,931

LOANS	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net [Abstract]
LOANS

NOTE 4 - LOANS

Major classifications of loans at December 31 are as follows (in thousands):

	2012	2011

Loans secured by real estate:
Construction and development	$18,215	$14,571
Secured by farmland	3,185	3,585
Secured by 1 - 4 family residential properties:
Revolving, open-end loans secured by 1 - 4 family residential properties	11,754	11,215
All other loans secured by 1 - 4 family residential properties	88,930	87,088
Secured by nonfarm, nonresidential properties	281,841	269,248
Commercial and industrial loans	53,585	45,312
Loans to individuals for household, family, and other personal expenditures:
Ready credit loans	507	494
Other consumer loans	7,854	9,327
Other loans:
Agricultural loans	1,371	955
All other loans	7,520	5,459

Loans, net of unearned income	$474,762	$447,254

Real estate loans serviced for others which are not included in the Consolidated Balance Sheet totaled $120 million and $111 million at December 31, 2012 and 2011, respectively. Commercial loans serviced for others which are not included in the Consolidated Balance Sheet totaled $6 million at December 31, 2012. There were no such loans in 2011.

In the normal course of business, loans are extended to officers and directors, their families and corporations in which they are beneficially interested as stockholders, officers, or directors. A summary of loan activity for those officers and directors with aggregate loan balances in excess of $60,000 for the year ended December 31, 2012, is as follows (in thousands):

		Amounts
2011	Additions	Collected	2012

$17,240	$4,380	$5,189	$16,431

The Company’s primary business activity is with customers located within its local trade area. Generally, the Company grants commercial, residential and personal loans. The Company also selectively funds and purchases commercial and residential loans outside of its local trade area provided such loans meet the Company’s credit policy guidelines. At December 31, 2012 and 2011, the Company had approximately $113 million and $106 million, respectively, of outstanding loans to summer camps and recreational facilities in the northeastern United States. Although the Company has a diversified loan portfolio at December 31, 2012 and 2011, loans outstanding to individuals and businesses are dependent upon the local economic conditions in its immediate trade area.

ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2012
Provision For Loan and Lease Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES

NOTE 5 –ALLOWANCE FOR LOAN LOSSES

The total allowance reflects management's estimate of loan losses inherent in the loan portfolio at the balance sheet date. The Company considers the allowance for loan losses adequate to cover loan losses inherent in the loan portfolio. The following tables present by portfolio segment, the allowance for loan losses for the year ended December 31 (in thousands):

	2012
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$474	$283	$6,425	$158	$976	$8,316
Charge-offs	(105)	-	(2,256)	(244)	(324)	(2,929)
Recoveries	1	-	435	71	8	515
Provision	595	133	2,003	145	374	3,250
Ending balance	$965	$416	$6,607	$130	$1,034	$9,152

Ending allowance balance:
Loans individually evaluated for impairment	$353	$-	$2,479	$-	$-	$2,832

Loans collectively evaluated for impairment	612	416	4,128	130	1,034	6,320
Total	$965	$416	$6,607	$130	$1,034	$9,152

Ending loan balance:
Loans individually evaluated for impairment	$1,153	$-	$17,181	$-	$1,067	$19,401

Loans collectively evaluated for impairment	61,323	18,215	267,845	8,361	99,617	455,361
Total	$62,476	$18,215	$285,026	$8,361	$100,684	$474,762

	2011
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$634	$223	$5,719	$194	$971	$7,741
Charge-offs	(272)	-	(1,801)	(206)	(82)	(2,361)
Recoveries	1	-	-	52	8	61
Provision	111	60	2,507	118	79	2,875
Ending balance	$474	$283	$6,425	$158	$976	$8,316

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$3,626	$-	$-	$3,626

Loans collectively evaluated for impairment	474	283	2,799	158	976	4,690
Total	$474	$283	$6,425	$158	$976	$8,316

Ending loan balance:
Loans individually evaluated for impairment	$-	$1,105	$16,041	$-	$276	$17,422

Loans collectively evaluated for impairment	51,726	13,466	256,792	9,821	98,027	429,832
Total	$51,726	$14,571	$272,833	$9,821	$98,303	$447,254

	2010
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$626	$-	$4,548	$171	$908	$6,253
Charge-offs	(35)	-	-	(144)	(138)	(317)
Recoveries	10	-	-	45	-	55
Provision	33	223	1,171	122	201	1,750
Ending balance	$634	$223	$5,719	$194	$971	$7,741

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$1,774	$-	$-	$1,774

Loans collectively evaluated for impairment	634	223	3,945	194	971	5,967
Total	$634	$223	$5,719	$194	$971	$7,741

Ending loan balance:
Loans individually evaluated for impairment	$-	$-	$15,529	$-	$-	$15,529

Loans collectively evaluated for impairment	51,784	12,472	242,912	10,772	91,600	409,540
Total	$51,784	$12,472	$258,441	$10,772	$91,600	$425,069

Credit Quality Information

The following tables represent credit exposures by assigned grades for the years ended December 31, 2012 and 2011. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company's internal credit risk grading system is based on experiences with similarly graded loans.

The Company's internally assigned grades are as follows:

Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss – loans classified as a loss are considered uncollectable, or of such value that continuance as an asset is not warranted.

Loans are graded by either independent loan review or internal review. Internally reviewed loans were assigned a risk weighting by the loan officer and approved by the loan committee, but have not undergone a formal loan review by an independent party. These loans are typically smaller dollar balances that have not experienced delinquency issues. Balances include gross loan value before unearned income and excluding overdrafts as of December 31 (in thousands):

	2012
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Loans Independently Reviewed:
Pass	$20,604	$1,456	$146,439	$52	$5,714	$174,265
Special Mention	960	2,578	7,418	37	2,212	13,205
Substandard	3,331	2,232	36,337	30	3,142	45,072
Doubtful	17	-	-	-	-	17
Loss	-	-	-	-	-	-

Total	$24,912	$6,266	$190,194	$119	$11,068	$232,559

Loans Internally Reviewed:
Pass	$37,505	$11,951	$95,754	$8,242	$90,904	$244,356
Special Mention	-	-	-	-	-	-
Substandard	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$37,505	$11,951	$95,754	$8,242	$90,904	$244,356

	2011
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Loans Independently Reviewed:
Pass	$20,136	$1,914	$158,723	$57	$8,172	$189,002
Special Mention	417	1,635	9,021	57	618	11,748
Substandard	2,660	3,531	34,192	50	2,389	42,822
Doubtful	17	-	-	-	-	17
Loss	-	-	-	-	-	-

Total	$23,230	$7,080	$201,936	$164	$11,179	$243,589

Loans Internally Reviewed:
Pass	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695
Special Mention	-	-	-	-	-	-
Substandard	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695

Age Analysis of Past Due Loans by Class

The following is a table which includes an aging analysis of the recorded investment of past due loans as of December 31 including loans which are in nonaccrual status (in thousands):

	2012
							Recorded
							Investment >
	30-59 Days	60-89 Days	90 Days	Total Past		Total	90 Days and
	Past Due	Past Due	Or Greater	Due	Current	Loans	Accruing

Commercial	$682	$66	$1,642	$2,390	$60,086	$62,476	$300
Construction and development	99	-	-	99	18,116	18,215	-
Commercial real estate	2,991	319	10,655	13,965	271,061	285,026	-
Consumer	38	38	11	87	8,274	8,361	2
Residential real estate	617	637	1,593	2,847	97,837	100,684	-

Total	$4,427	$1,060	$13,901	$19,388	$455,374	$474,762	$302

	2011
							Recorded
							Investment >
	30-59 Days	60-89 Days	90 Days	Total Past		Total	90 Days and
	Past Due	Past Due	Or Greater	Due	Current	Loans	Accruing

Commercial	$248	$214	$200	$662	$51,064	$51,726	$163
Construction and development	-	-	-	-	14,571	14,571	-
Commercial real estate	175	1,611	4,526	6,312	266,521	272,833	346
Consumer	180	32	35	247	9,574	9,821	2
Residential real estate	790	191	695	1,676	96,627	98,303	40

Total	$1,393	$2,048	$5,456	$8,897	$438,357	$447,254	$551

Impaired Loans

Management considers commercial loans and commercial real estate loans which are 90 days or more past due as impaired, and if warranted, includes the entire customer relationship in that status. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

The following tables include the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable, as of December 31 (in thousands):

	2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial real estate	$10,571	$11,400	$-	$7,924	$179
Residential real estate	1,067	1,067	-	633	-

With an allowance recorded:
Commercial	1,153	1,153	353	89	-
Commercial real estate	6,610	6,610	2,479	6,973	-

Total	$19,401	$20,230	$2,832	$15,619	$179

	2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Construction and development	$1,105	$1,105	$-	$356	$-
Commercial real estate	6,364	7,314	-	882	-
Residential real estate	276	276	-	64	-

With an allowance recorded:
Commercial	-	-	-	-	-
Commercial real estate	9,677	9,677	3,626	7,529	-

Total	$17,422	$18,372	$3,626	$8,831	$-

	2010
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial real estate	$5,775	$5,775	$-	$444	$-

With an allowance recorded:
Commercial real estate	9,754	9,754	1,774	9,822	-

Total	$15,529	$15,529	$1,774	$10,266	$-

Nonaccrual Loans

Following are the loans, presented by class, on nonaccrual status as of December 31 (in thousands):

	2012	2011

Commercial	$1,344	$38
Construction and development	-	1,105
Commercial real estate	12,538	11,669
Consumer	24	48
Residential real estate	1,858	655

Total	$15,764	$13,515

Troubled Debt Restructurings

Loan modifications that are considered troubled debt restructurings completed during the year are as follows (dollars in thousands):

	2012
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial	1	$52	$52
Commercial real estate	3	454	454
Residential real estate	8	932	932

Total	12	$1,438	$1,438

	2011
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	5	$9,877	$9,877
Residential real estate	4	421	421

Total	9	$10,298	$10,298

Included in the above tables, is a commercial real estate loan originated in the fourth quarter of 2011 at a below market interest rate to a new borrower who has a stronger financial position. This borrower purchased the property from an existing customer who was experiencing cash flow problems and we believed repayment was doubtful. No additional allowance for loan loss was recorded for this loan; however, we recorded a charge off of the difference in the present value of future cash flows for the interest rate at which the loan was originated and current market interest rate. No principal reduction was made. Other commercial real estate loans were restructured resulting in lowering the payment amount for a period of time and did not include any change in principal balance. The restructuring of the commercial loan in 2012 included a reduction in the interest rate with no reduction in principal. The residential real estate loans were modified by lowering the stated interest rate on the original loans. No principal reductions were made. Additional interest income of $11 thousand would have been recognized at the original interest rate as compared to the adjusted interest rate on the residential real estate loans.

When a loan is classified as a troubled debt restructuring, we evaluate it for impairment and if necessary include that valuation in the allowance for loan loss.

Included in the above tables are a residential real estate loan in the amount of $224 and a commercial real estate relationship in the amount of $3,984 restructured in 2011 that subsequently defaulted in 2012. There were no defaults in 2011 on loans that were restructured in the previous year.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 6 - PREMISES AND EQUIPMENT

A summary by asset classification at December 31 is as follows (in thousands):

	2012	2011

Land	$1,641	$1,641
Premises and improvements	10,876	10,724
Furniture and equipment	4,060	3,973
Leasehold improvements	1,707	1,699
Total, at cost	18,284	18,037
Less accumulated depreciation	8,609	8,040

Net premises and equipment	$9,675	$9,997

Depreciation and amortization expense was $721, $766 and $789 thousand, in 2012, 2011 and 2010, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
DEPOSITS

NOTE 7 - DEPOSITS

Deposits at December 31 are summarized as follows (in thousands):

	2012	2011

Demand - noninterest-bearing	$51,503	$52,217
Demand - interest-bearing	55,994	54,367
Money market	68,103	66,010
Savings	48,423	43,439
Time deposits of $100,000 or more	169,487	156,522
Other time deposits	107,075	111,729

Total	$500,585	$484,284

The following table summarizes the maturity distribution of time deposits at December 31, 2012 (in thousands):

2013	$194,655
2014	30,421
2015	29,703
2016	11,290
2017	10,493

Total	$276,562

The following table summarizes the maturity distribution of certificates of deposit of $100,000 or more at December 31, 2012 (in thousands):

Three months or less	$36,661
Four through six months	44,118
Seven through twelve months	52,634
Over twelve months	36,074

Total	$169,487

Interest expense on certificates of deposit of $100,000 or more amounted to $1.6, $1.7 and $2.5 million, for the years ended December 31, 2012, 2011 and 2010, respectively.

Brokered deposits totaled $46 million and $43 million for the years ended December 31, 2012 and 2011, respectively.

SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS

NOTE 8 - SHORT-TERM BORROWINGS

Short-term borrowings consist of borrowings from FHLB, ACBB, M&T Bank, Federal Reserve Bank of Philadelphia (the “Fed”) and securities sold under agreements to repurchase. Average amounts outstanding during the year represent daily average balances and average interest rates represent interest expense divided by the related average balance.

The outstanding balances and related information for short-term borrowings at December 31 are summarized as follows (in thousands):

	2012		2011
	Amount	Rate	Amount	Rate

Balance at year-end	$17,813	.28%	$20,686	.35%
Average balance outstanding during the year	$25,652	.34%	$21,800	.50%
Maximum amount outstanding at any month-end	$54,712		$33,157

Investment securities with amortized costs of $21 million and $18 million and market values of $21 million and $19 million, respectively, at December 31, 2012 and 2011, were pledged as collateral for the securities sold under agreements to repurchase.

FHLB borrowings are subject to annual renewal, incur no service charges and are secured by a blanket security agreement on certain investment securities, qualifying loans and the Bank’s investment in FHLB stock. At December 31, 2012, the Bank’s remaining borrowing capacity with FHLB was approximately $189 million. The Bank has a line of credit with ACBB in the amount of $7 million that is available on an unsecured basis for periods of fourteen calendar days. The Bank also has an unsecured overnight line of credit with M&T Bank in the amount of $3 million. The Bank has the ability to borrow overnight at the Fed discount window based on the level of collateral pledged. At December 31, 2012 the balance available was approximately $3 million.

OTHER BORROWED FUNDS	12 Months Ended
Dec. 31, 2012
Other Borrowed Funds [Abstract]
OTHER BORROWED FUNDS

NOTE 9 - OTHER BORROWED FUNDS

FHLB advances consist of separate fixed rate and convertible select-fixed to float rate loans at December 31 as follows (in thousands):

			Weighted-	Stated Interest
	Maturity Range		Average	Rate Range
Description	From	To	Rate	From	To	2012	2011

Fixed rate	09/04/14	09/08/17	1.01%	.41%	1.76%	$9,000	$4,000

Fixed rate amortizing	11/06/13	01/26/26	4.64%	3.20%	5.55%	11,597	13,618

Total						$20,597	$17,618

The following table represents maturities/repayments and weighted average rates of the remaining FHLB advances (in thousands):

	Maturities/	Weighted-
Year Ending December 31,	Repayments	Average Rate

2013	$2,071	4.91%
2014	3,251	4.25%
2015	1,759	4.85%
2016	2,687	4.14%
2017	8,709	3.37%
2018 and beyond	2,120	4.80%

Total	$20,597

DIVIDEND REINVESTMENT AND STOCK PURCHASE PLAN	12 Months Ended
Dec. 31, 2012
Dividend Reinvestment and Stock Purchase Plan [Abstract]
DIVIDEND REINVESTMENT AND STOCK PURCHASE PLAN

NOTE 10 - DIVIDEND REINVESTMENT AND STOCK PURCHASE PLAN

The Company maintains a Dividend Reinvestment and Stock Purchase Plan (the “DRP Plan”). Participation is available to all common stockholders. The DRP Plan provides each participant with a simple and convenient method of purchasing additional common shares without payment of any brokerage commission or other service fees.

A participant in the DRP Plan may elect to reinvest dividends on all or part of his or her shares to acquire additional common stock. Participants may also make cash contributions for the purchase of additional shares of common stock. A participant may withdraw from the DRP Plan at any time. The following table represents the number of shares purchased by stockholders through the DRP Plan:

	2012	2011	2010

Shares purchased through dividend reinvestment	20,203	21,113	19,805
Shares purchased through cash contributions	575	503	-

Total shares	20,778	21,616	19,805

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

NOTE 11 - EMPLOYEE BENEFITS

Retirement Plan

The Bank maintains a section 401(k) employee savings and investment plan for substantially all employees and officers of the Bank. The Bank’s contribution to the plan is based on 100 percent matching of voluntary contributions up to 3 percent and 50 percent matching on the next 2 percent of individual compensation. Additionally, the Bank may contribute a discretionary amount each year. For each of the years of 2012, 2011 and 2010, the Board of Directors authorized an additional 3 percent, 1 percent and 1 percent, respectively, of each eligible employee’s compensation. Employee contributions are vested at all times, and Bank contributions are fully vested after five years. Contributions for 2012, 2011 and 2010 to this plan amounted to $341, $221 and $212 thousand, respectively.

Supplemental Retirement Plan

The Bank maintains a Salary Continuation Plan for the certain officers of the Bank to provide guaranteed consecutive postretirement payments totaling a predetermined amount over a ten or fifteen year period. Expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $176, $169 and $162 thousand, respectively, and are included as a component of salaries and employee benefits.

Stock Compensation Plans

The Company maintains stock compensation plans for key officers and non-employee directors.

In 2000, the Company approved two plans, a stock incentive plan for key officers and other employees of the Company and the Bank and a stock option plan to grant nonqualified stock options to nonemployee directors of the Company. These plans have expired for purposes of granting new options, however, there are still 26,914 fully vested options outstanding from these plans which will expire in future periods.

On April 22, 2010 the Company adopted the 2010 Equity Incentive Plan (the “Plan”). A total of 125,000 shares of either authorized and unissued shares or authorized shares issued by and subsequently reacquired by the Company shall be issuable under the Plan. The Plan shall terminate on the day preceding the tenth anniversary of the date of shareholder ratification. These awards may be made as incentive stock options, non-qualified stock options or restricted stock grants. Restrictions placed on awards are: 1) a maximum of 25%, or 31,250, of the shares may be issued to directors and 2) up to 25%, or 31,250, of the shares in the Plan may be awarded as restricted stock. Options are granted at no less than the fair value of the Company’s common stock on the date of grant.

There were no options granted in 2012.

During 2011, the Board of Directors granted compensation to officers and directors from the Plan as follows:

	Number of	Exercise
	shares	price

Stock options:
Incentive	52,900	$35.00
Non-qualified	21,600	$35.00
Restricted	24,460	$-

Remaining shares available in Plan	26,040

Stock options and restricted stock granted to directors vest over two years. Stock options and restricted stock granted to officers vest over five years. All stock options expire ten years after the grant. The weighted average period over which these expenses will be recognized is approximately five years for employees and two years for directors.

In accordance with GAAP, the Company began to expense the fair value of all share-based compensation over the requisite service periods. The fair value of both stock options and restricted stock are expensed on a straight-line basis. The Company classifies share-based compensation for employees within “salaries and employee benefits” and for directors within “other expense” on the Consolidated Statement of Income. Additionally, GAAP require the Company to report: 1) the expense associated with the grants as an adjustment to operating cash flows and 2) any benefits of realized tax deductions in excess of previously recognized tax benefits on compensation expense as a financing cash flow.

The estimated fair value of stock options granted in 2011 was calculated using the Black-Sholes pricing model at $2.91 per share using the following weighted assumptions:

Dividend yield	4.4%
Expected volatility	17.44%
Interest rate	1.27%
Expected life of options	6.6	years

As of December 31, the following was expensed as compensation expense relating to share-based compensation (in thousands):

	2012
	Directors	Officers	Total

Stock options	$31	$31	$62
Restricted stock	$122	$121	$243

	2011
	Directors	Officers	Total

Stock options	$11	$10	$21
Restricted stock	$40	$41	$81

There was no shared-based compensation expense in 2010.

A tax benefit of $77 thousand and $5 thousand was recognized in 2012 and 2011, respectively. There was no such tax benefit in 2010.

As of December 31, the following is unrecognized compensation expense (in thousands):

	2012
	Directors	Officers	Total

Stock options	$21	$112	$133
Restricted stock	$81	$451	$532

	2011
	Directors	Officers	Total

Stock options	$52	$143	$195
Restricted stock	$203	$572	$775

There was no unrecognized compensation expense in 2010.

A summary of the Company’s stock award activity for year ended December 31 is as follows:

		Weighted-
		Average
		Exercise
	2012	Price

Stock options:
Outstanding, beginning of year	101,414	$35.06
Granted	-	-
Exercised	(2,700)	35.00
Forfeited	(850)	35.00

Outstanding, end of year	97,864	$35.06

Exercisable at year-end	45,424	$35.14

Restricted stock awards:
Nonvested, beginning of year	24,460	$35.00
Granted	-	-
Vested	(6,920)	35.00
Forfeited	(300)	35.00

Nonvested, end of year	17,240	$35.00

The following table summarizes characteristics of stock options outstanding at December 31, 2012:

	Outstanding			Exercisable
		Average	Average		Average
Exercise		Remaining	Exercise		Exercise
Price	Shares	Life	Price	Shares	Price

$32.55	2,000	.85	$32.55	2,000	$32.55
$34.00	6,284	2.96	$34.00	6,284	$34.00
$35.00	70,950	8.73	$35.00	18,510	$35.00
$35.95	18,630	2.73	$35.95	18,630	$35.95

Total	97,864		Total	45,424

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 - INCOME TAXES

Income tax expense at December 31 consists of the following (in thousands):

	2012	2011	2010

Currently payable-federal	$2,538	$2,344	$2,386
Currently payable-state	18	-	-
Deferred taxes	(578)	(965)	(728)

Total provision	$1,978	$1,379	$1,658

The components of the net deferred tax assets and liabilities at December 31 are as follows (in thousands):

	2012	2011
Deferred tax assets:
Allowance for loan losses	$3,112	$2,827
Salary continuation plan	395	352
Mortgage servicing rights	26	26
Nonaccrual loans	661	468
Stock options and grants	42	26
Allowance for impairment of other real estate owned	243	247
Other real estate owned expense	105	89
Unrealized loss on nonmonetary exchange	45	43
Reorganization on investment securities	14	29
Total	4,643	4,107

Deferred tax liabilities:
Premises and equipment	604	604
Deferred loan origination fees, net	58	67
PA shares tax	44	34
Recapture of previous bad debt	-	91
Partnership investment	152	104
Unrealized gain on investment securities	974	874
Total	1,832	1,774

Net deferred tax assets	$2,811	$2,333

No valuation allowance was established at December 31, 2012 and 2011, in view of the Company’s ability to carryback taxes paid in previous years and certain tax strategies and anticipated future taxable income as evidenced by the Company’s earnings potential.

A reconciliation between the expected statutory income tax rate and the effective income tax rate follows

(in thousands):

	2012		2011		2010
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

Provision at statutory rate	$2,921	34.0%	$2,283	34.0%	$2,318	34.0%
State tax, net of federal tax benefit	12	.1	-	-	-	-
Tax-exempt income	(536)	(6.2)	(499)	(7.4)	(444)	(6.5)
BOLI earnings	(148)	(1.7)	(147)	(2.2)	(144)	(2.1)
Nondeductible interest	20	.2	25	.4	37	.5
Partnership investment tax credit	(389)	(4.5)	(359)	(5.4)	(155)	(2.3)
Other, net	98	1.1	76	1.1	46	.7

Effective income tax and rate	$1,978	23.0%	$1,379	20.5%	$1,658	24.3%

U.S. GAAP prescribe a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income.  The Company’s federal and state income tax returns for taxable years through 2008 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 13 - COMMITMENTS AND CONTINGENT LIABILITIES

Commitments

In the normal course of business, there are outstanding commitments and contingent liabilities such as commit-ments to extend credit, financial guarantees and letters of credit that are not reflected in the accompanying Consolidated Financial Statements. The Company does not anticipate any losses as a result of these transactions. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheet. The contractual or notional amounts of those instruments reflect the extent of involvement the Company has in the particular classes of financial instruments.

Financial instruments whose contractual amounts represent credit risk at December 31 are as follows

(in thousands):

	2012	2011

Commitments to extend credit	$54,985	$71,074
Standby letters of credit	$10,927	$12,127

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Standby letters of credit represent conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These instruments are issued primarily to support bid or performance-related contracts. The coverage period for these instruments is typically a one year period with an annual renewal option subject to prior approval by management. Fees earned from the issuance of these letters are recognized at the expiration of the coverage period.

On May 10, 2011, The Company entered into an agreement of limited partnership which would generate low income housing credits for use over a ten year period. The agreement states that the Bank will acquire 10.9% interest in the partnership at a cost of $845 thousand. Eight installments that totaled of $437 thousand were made in 2012 with the remaining balance to be paid in 2013.

At December 31, 2012, the minimum rental commitments for all non-cancelable leases are as follows

(in thousands):

2013	$140
2014	90
2015	70
2016	46
2017	42

Total	$388

Rental expense amounted to $191, $186 and $195 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.

Contingent Liabilities

The Company and its subsidiary are involved in various legal actions from the normal course of business activities. Management believes the liability, if any, arising from such actions will not have a material adverse effect on the Company’s financial position.

REGULATORY RESTRICTIONS	12 Months Ended
Dec. 31, 2012
Regulatory Restrictions [Abstract]
REGULATORY RESTRICTIONS

NOTE 14 - REGULATORY RESTRICTIONS

Cash and Due From Banks

The district Federal Reserve Bank requires the Bank to maintain certain average reserve balances. As of the year ended December 31, 2011, the Bank had required reserves of $225 thousand, composed of vault cash and a depository amount held directly with the Fed. Effective June 2012, it is no longer necessary to maintain this reserve as the Bank has sufficient vault cash on hand to meet the Fed requirement.

Dividends

The Pennsylvania Banking Code restricts the availability of capital funds for payment of dividends by all state-chartered banks to the surplus of the Bank. Accordingly, at December 31, 2012, the balance in the capital surplus account totaling approximately $1.8 million is unavailable for dividends.

REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2012
Disclosure Of Restrictions On Dividends, Loans and Advances Disclosure [Abstract]
REGULATORY CAPITAL REQUIREMENTS

NOTE 15 - REGULATORY CAPITAL REQUIREMENTS

Federal regulations require the Company and the Bank to maintain minimum amounts of capital. Specifically, each is required to maintain certain minimum dollar amounts and ratios of Total and Tier I capital to risk-weighted assets and of Tier I capital to average total assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act (“FDICIA”) established five capital categories ranging from “well capitalized” to “critically undercapitalized.” Should any institution fail to meet the requirements to be considered “adequately capitalized,” it would become subject to a series of increasingly restrictive regulatory actions.

As of December 31, 2012 and 2011, the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be classified as a well capitalized financial institution, Total risk-based, Tier 1 risk-based and Tier 1 Leverage capital ratios must be at least 10 percent, 6 percent and 5 percent, respectively.

The Company’s actual capital ratios at December 31 are presented in the following table, which shows the Company met all regulatory capital requirements. The capital position of the Bank does not differ significantly from the Company’s (in thousands):

	2012		2011
	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk-Weighted Assets)

Actual	$64,359	12.80%	$59,418	12.31%
For capital adequacy purposes	$40,240	8.00%	$38,608	8.00%
To be well capitalized	$50,300	10.00%	$48,260	10.00%

Tier I Capital
(to Risk-Weighted Assets)

Actual	$57,996	11.53%	$53,350	11.05%
For capital adequacy purposes	$20,120	4.00%	$19,304	4.00%
To be well capitalized	$30,180	6.00%	$28,956	6.00%

Tier I Capital
(to Average Assets)

Actual	$57,996	9.72%	$53,350	9.60%
For capital adequacy purposes	$23,865	4.00%	$22,235	4.00%
To be well capitalized	$29,831	5.00%	$27,794	5.00%

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 16 – FAIR VALUE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. GAAP are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:	Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently, and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

This hierarchy requires the use of observable market data when available.

The following is a description of the valuation methodologies the Company uses for financial instruments recorded at fair value on either a recurring or nonrecurring basis:

Securities Available for Sale

Securities available for sale consists of both debt and equity securities. These securities are recorded at fair value on a recurring basis. At December 31, all of these securities used valuation methodologies involving market based or market derived information, collectively Level I and Level II measurements, to measure fair value.

The Company closely monitors market conditions involving assets that have become less actively traded. If the fair value measurement is based upon recent observable market activity of such assets or comparable assets (other than forced or distressed transactions) that occur in sufficient volume, and do not require significant adjustment using unobservable inputs, those assets are classified as Level I or Level II; if not, they are classified as Level III. Making this assessment requires significant judgment.

The Company uses prices from independent pricing services and, to a lesser extent, indicative (non-binding) quotes from independent brokers to measure securities.

The following tables present the assets reported on the Consolidated Balance Sheet at their fair value as of December 31, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	2012
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$7,935	$-	$7,935
Mortgage-backed securities of governement-sponsored entities	-	25,884	-	25,884
Collateralized mortgage obligations of government-sponsored entities	-	6,066	-	6,066
Obligations of states and political subdivisions:
Taxable	-	1,605	-	1,605
Tax-exempt	-	35,717	-	35,717
Corporate securities	26	5,321	-	5,347
Commerical paper	7,648	-	-	7,648
Total debt securities	7,674	82,528	-	90,202

Equity securities of financial instituitions	545	-	-	545

Total	$8,219	$82,528	$-	$90,747

	2011
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$11,191	$-	$11,191
Mortgage-backed securities of governement-sponsored entities	-	28,578	-	28,578
Collateralized mortgage obligations of government-sponsored entities	-	5,175	-	5,175
Obligations of states and political subdivisions:
Taxable	-	1,582	-	1,582
Tax-exempt	-	32,508	-	32,508
Corporate securities	-	4,082	-	4,082
Commerical paper	11,998	-	-	11,998
Total debt securities	11,998	83,116	-	95,114

Equity securities of financial instituitions	505	-	-	505

Total	$12,503	$83,116	$-	$95,619

The following tables present the assets measured on a nonrecurring basis on the Consolidated Balance Sheet at their fair value as of December 31 by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loan include: quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. For mortgage servicing rights, the fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs. Those valuations are as follows (in thousands):

	2012
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$16,569	$16,569
Other real estate owned	$-	$-	$2,554	$2,554
Mortgage servicing rights	$-	$-	$526	$526

	2011
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$13,796	$13,796
Other real estate owned	$673	$-	$2,794	$3,467
Mortgage servicing rights	$-	$-	$540	$540

The following table provides information describing the valuation processes used to determine nonrecurring fair value measurements categorized within Level III of the fair value hierarchy (in thousands):

		Valuation	Unobservable
	Fair Value	Technique	Input	Range
Impaired loans	$11,920	Property appraisals	Management discount for property type and recent market volatality	10% - 30% discount
	$4,649	Discounted cash flows	Market Rates	3.75%-7.50%
Other real estate owned	$2,554	Property appraisals	Management discount for property type and recent market volatality	10% - 30% discount
Mortgage servicing rights	$526	Discounted cash flows	Computer pricing model with estimated prepayment speeds	7.5-24.8 CPR

FAIR VALUE DISCLOSURE	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURE

NOTE 17 - FAIR VALUE DISCLOSURE

The estimated fair values of the Company’s financial instruments at December 31 are as follows (in thousands):

	2012
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
Financial assets:
Cash and cash equivalents	$8,720	$8,720	$-	$-	$8,720
Investment securities	$90,747	$8,219	$82,528	$-	$90,747
Fixed annuity	$1,628	$1,628	$-	$-	$1,628
Loans held for sale	$1,132	$1,132	$-	$-	$1,132
Net loans	$465,610	$-	$-	$490,556	$490,556
Accrued interest receivable	$1,841	$1,841	$-	$-	$1,841
Regulatory stock	$2,157	$2,157	$-	$-	$2,157
Bank-owned life insurance	$10,427	$10,427	$-	$-	$10,427
Mortgage servicing rights	$526	$-	$-	$526	$526

Financial liabilities:
Deposits	$500,585	$224,023	$-	$278,867	$502,890
Short-term borrowings	$17,813	$-	$17,813	$-	$17,813
Other borrowed funds	$20,597	$-	$21,938	$-	$21,938
Accrued interest payable	$500	$500	$-	$-	$500

	2011
	Carrying	Fair
	Value	Value
Financial assets:
Cash and cash equivalents	$9,923	$9,923
Investment securities	$95,619	$95,619
Fixed annuity	$1,581	$1,581
Net loans	$438,938	$460,705
Accrued interest receivable	$1,805	$1,805
Regulatory stock	$2,180	$2,180
Bank-owned life insurance	$10,060	$10,606
Mortgage servicing rights	$540	$540

Financial liabilities:
Deposits	$484,284	$486,913
Short-term borrowings	$20,686	$20,685
Other borrowed funds	$17,618	$19,171
Accrued interest payable	$542	$542

Financial instruments are defined as cash, evidence of ownership interest in an entity, or a contract which creates an obligation or right to receive or deliver cash or another financial instrument from/to a second entity on potentially favorable or unfavorable terms.

Fair value is defined as the amount at which a financial instrument could be exchanged in a current transaction between willing parties other than in a forced or liquidation sale. If a quoted market price is available for a financial instrument, the estimated fair value would be calculated based upon the market price per trading unit of the instrument.

If no readily available market exists, the fair value estimates for financial instruments should be based upon management’s judgment regarding current economic conditions, interest rate risk, expected cash flows, future estimated losses and other factors as determined through various option pricing formulas or simulation modeling.

As many of these assumptions result from judgments made by management based upon estimates that are inherently uncertain, the resulting estimated fair values may not be indicative of the amount realizable in the sale of a particular financial instrument. In addition, changes in assumptions on which the estimated fair values are based may have a significant impact on the resulting estimated fair values.

As certain assets such as deferred tax assets and premises and equipment are not considered financial instruments, the estimated fair value of financial instruments would not represent the full value of the Company.

The Company employed simulation modeling in determining the estimated fair value of financial instruments for which quoted market prices were not available based upon the following assumptions:

Cash and cash equivalents, Accrued interest receivable, Regulatory stock and Accrued interest payable

The fair value is equal to the current carrying value.

Investment securities

The fair value of investment securities available for sale is equal to the available quoted market price. If no quoted market price is available, fair value is estimated using the quoted market price for similar securities.

Fixed annuity

The fair value is equal to the current carrying value.

Net Loans and Mortgage loans held for sale

The fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Mortgage servicing rights

The fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Deposits, Short-term borrowings and Other borrowed funds

The fair values of certificates of deposit and other borrowed funds are based on the discounted value of contractual cash flows. The discount rates are estimated using quoted market rates currently offered for similar instruments with similar remaining maturities. Demand, savings and money market deposit accounts are valued at the amount payable on demand as of year-end.

Bank-owned life insurance

The fair value is equal to the cash surrender value of the life insurance policies.

Commitments to extend credit and Standby letters of credit

These financial instruments are generally not subject to sale and estimated fair values are not readily available. The carrying value, represented by the net deferred fee arising from the unrecognized commitment or letter of credit and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, are not considered material for disclosure. The contractual amounts of unfunded commitments and letters of credit are presented in Note 13.

PARENT COMPANY	12 Months Ended
Dec. 31, 2012
Parent Company [Abstract]
PARENT COMPANY

NOTE 18 - PARENT COMPANY

Following are condensed financial statements for the parent company:

CONDENSED BALANCE SHEET

	December 31,
(in thousands)	2012	2011
Assets
Cash and due from banks	$1,253	$1,125
Investment securities available for sale	490	398
Investment in bank subsidiary	57,867	53,386
Other assets	958	784

Total Assets	$60,568	$55,693

Liabilities
Dividends payable	$618	$585
Other liabilities	13	8

Total Liabilities	631	593

Stockholders' Equity	59,937	55,100

Total Liabilities and Stockholders' Equity	$60,568	$55,693

CONDENSED STATEMENT OF INCOME

	Year Ended December 31,
	2012	2011	2010
(in thousands)
Dividends from bank subsidiary	$2,340	$2,300	$1,500
Dividends on investment securities	15	12	8
Investment securities losses, net	(5)	(62)	(37)
Total income	2,350	2,250	1,471

Noninterest expense	109	114	124

Income before undistributed earnings of bank subsidiary and income taxes	2,241	2,136	1,347

Undistributed earnings of bank subsidiary	4,336	3,142	3,758
Income tax benefit	(37)	(58)	(54)

Net Income	$6,614	$5,336	$5,159

Comprehensive income	$6,806	$6,562	$5,122

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(in thousands)	2012	2011	2010
Operating Activities
Net income	$6,614	$5,336	$5,159
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(4,336)	(3,142)	(3,758)
Investment securities losses, net	5	62	37
Stock compensation expense	305	130	-
Other, net	(194)	(84)	(148)
Net cash provided by operating activities	2,394	2,302	1,290

Investing Activities
Purchases of investment securities	(25)	-	(28)
Proceeds from sales merger of investment securities	-	5	-
Net cash provided by (used for) investing activities	(25)	5	(28)

Financing Activities
Proceeds from exercise of stock options	99	49	740
Cash dividends paid	(2,340)	(2,311)	(2,286)
Net cash used for financing activities	(2,241)	(2,262)	(1,546)

Increase (decrease) in cash and cash equivalents	128	45	(284)

Cash at beginning of year	1,125	1,080	1,364

Cash at end of year	$1,253	$1,125	$1,080

QUARTERLY DATA	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
QUARTERLY DATA

NOTE 19 – QUARTERLY DATA (unaudited)

The Company’s selected quarterly financial data is presented in the following tables (in thousands, except per share data):

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2012	2012	2012	2012

Total interest income	$6,338	$6,502	$6,699	$6,518
Total interest expense	1,138	1,115	1,058	1,021
Net interest income	5,200	5,387	5,641	5,497
Provision for loan losses	650	700	650	1,250
Net interest income after provision for loan losses	4,550	4,687	4,991	4,247
Total noninterest income	1,017	1,113	1,065	1,279
Total noninterest expense	3,552	3,600	3,716	3,489
Income before income taxes	2,015	2,200	2,340	2,037
Income taxes	446	519	593	420

Net Income	$1,569	$1,681	$1,747	$1,617

Earnings per share:
Basic	$.98	$1.05	$1.09	$1.00
Diluted	$.98	$1.05	$1.09	$1.00

Weighted-average shares outstanding:
Basic	1,599,646	1,599,646	1,600,248	1,608,698
Diluted	1,599,974	1,601,680	1,609,699	1,613,988

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011

Total interest income	$6,029	$6,141	$6,354	$6,398
Total interest expense	1,381	1,318	1,251	1,202
Net interest income	4,648	4,823	5,103	5,196
Provision for loan losses	425	275	1,300	875
Net interest income after provision for loan losses	4,223	4,548	3,803	4,321
Total noninterest income	954	989	932	1,030
Total noninterest expense	3,597	3,362	3,297	3,829
Income before income taxes	1,580	2,175	1,438	1,522
Income taxes	310	509	256	304

Net Income	$1,270	$1,666	$1,182	$1,218

Earnings per share:
Basic	$.79	$1.04	$.73	$.76
Diluted	$.79	$1.04	$.73	$.76

Weighted-average shares outstanding:
Basic	1,598,218	1,598,218	1,623,718	1,599,646
Diluted	1,600,252	1,599,205	1,625,183	1,599,903

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

Nature of Operations and Basis of Presentation

Dimeco, Inc. (the “Company”) is a Pennsylvania company organized as the holding company of The Dime Bank (the “Bank”) and its wholly owned subsidiary, TDB Insurance Services, LLC. The Bank is a state-chartered bank and operates from six locations in northeastern Pennsylvania. The Company and its subsidiary derive substantially all of their income from banking and bank-related services that include interest earnings on residential real estate, commercial mortgage, commercial and consumer financings as well as interest earnings on investment securities. The Company, through its subsidiary, provides deposit services including checking, savings and certificate of deposit accounts and investment and trust services. The Company is supervised by the Federal Reserve Board, while the Bank is subject to regulation and supervision by the Federal Deposit Insurance Corporation (“FDIC”) and the Pennsylvania Department of Banking.

The Consolidated Financial Statements of the Company include its wholly owned subsidiary, the Bank. All inter-company items have been eliminated in preparing the Consolidated Financial Statements. The investment in subsidiary on the parent company financial statements is carried at the parent company’s equity in the underlying net assets of the Bank. Trust department and wealth management assets (other than cash deposits) held by the Bank in fiduciary or agency capacities for its customers are not included in the accompanying Consolidated Balance Sheet, since such items are not assets of the Bank or the Company. In accordance with industry practice, wealth management fees are recorded on a cash basis and approximate the fees that would have been recognized on the accrual basis.

The financial statements have been prepared in conformity with U.S. GAAP. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period. Actual results could differ significantly from those estimates.

Investment

Investment Securities

Investment securities are classified at the time of purchase, based on management’s intention and ability, as securities held to maturity or securities available for sale. Debt and equity securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available for sale securities are reported as a separate component of stockholders’ equity, net of tax, until realized. Realized securities gains and losses are computed using the specific identification method and included in non-interest income. Interest and dividends on investment securities are recognized as income when earned.

Securities are periodically reviewed for other than temporary impairment based upon a number of factors. Those factors include, but are not limited to, the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the ability of the issuer to meet contractual obligations, the likelihood of the security’s ability to recover any decline in its market value and whether management intends to sell and their belief that they will not be required to sell these securities before recovery of their cost basis, which may be at maturity. A decline in value that is considered to be other than temporary is recorded as a loss within noninterest income in the Consolidated Statement of Income.

Common stock of the Federal Home Loan Bank of Pittsburgh (“FHLB”) and the Atlantic Central Bankers Bank (“ACBB”) represents ownership in institutions that are wholly owned by other financial institutions. These securities are accounted for at cost and are classified with other assets.

The Bank is a member of FHLB and as such, is required to maintain a minimum investment in stock of FHLB that varies with the level of advances outstanding with FHLB. The stock is bought from and sold to FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment by management. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) commitments by FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance (c) the impact of legislative and regulatory changes on the customer base of FHLB and (d) the liquidity position of FHLB.

FHLB reported net income for both 2010 and 2011 and for the first three quarters of 2012. FHLB recorded other than temporary impairment expenses in each of the last three years associated with the extreme economic conditions in place during those years. In 2011, FHLB allowed some stock redemption and in 2012 have begun to pay dividends. Management evaluated the stock and concluded that the stock was not impaired for the periods presented herein. More consideration was given to the long-term prospects for FHLB as opposed to the recent stress caused by the extreme economic conditions the world is facing. Management also considered that FHLB’s regulatory capital ratios have increased each of the past three years, liquidity appears adequate and new shares of FHLB stock continue to exchange hands at the $100 par value.

Mortgage Loan Held For Sale

Mortgage Loans Held for Sale

In general, fixed rate residential mortgage loans originated by the Bank that qualify for sale in the secondary market are held for sale and are carried at the aggregate lower of cost or market. Such loans sold are generally serviced by the Bank.

Policy Loans Receivable

Loans

Loans are stated at the principal amount outstanding, net of any unearned income, deferred loan fees and the allowance for loan losses. Interest on consumer loans is credited to operations over the term of each loan using a method which results in a level yield or the simple interest method. Interest income on mortgage loans is accrued on the amortized balance. Interest income on other loans is accrued on the principal amount outstanding. Loan fees which represent an adjustment to interest yield are deferred and amortized over the life of the loan. Loans on which the accrual of interest has been discontinued are designated as nonaccrual loans. Accrual of interest on loans is generally discontinued when it is determined that a reasonable doubt exists as to the collectability of additional interest. When a loan is placed on nonaccrual status, unpaid interest is charged against income. Payments received on nonaccrual loans are either applied to principal or reported as interest income according to management’s judgment as to the collectability of principal. Loans are returned to accrual status when past due principal and interest is collected and the collection of principal is probable.

Loans and Leases Receivable, Allowance for Loan Losses Policy

Allowance for Loan Losses

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio as of the balance sheet date. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management’s periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. Certain qualitative factors are then added to the historical allocation percentage to get the adjusted factor to be applied to non-classified loans. The following qualitative factors are analyzed:

·	Levels of and trends in delinquencies
·	Trends in volume and terms
·	Changes in lending policies and procedures
·	Quality of the loan review function
·	Economic trends
·	Concentrations of credit
·	Experience depth and ability of management
·	Other factors affecting the collectability of the loans

The Company analyzes its loan portfolio each quarter to determine the appropriateness of its allowance for loan losses.

In situations where, for economic or legal reasons related to a borrower's financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered, the related loan is classified as a troubled debt restructuring (“TDR”). Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring and charges down the principal balance as determined in the analysis. This process is completed for all types of loans. It is then further analyzed to determine if the loan should be classified as impaired.

Impaired loans are primarily commercial and commercial real estate loan relationships for which it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. These types of loans which are 90 days past due are evaluated in the analysis for loan impairment. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of “impaired loans” is not the same as the definition of “nonaccrual loans,” although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectability, while not classifying the loan as impaired if the loan is not a commercial or commercial real estate loan. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Mortgage loans on one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all of the circumstances surrounding the loan and the borrower including the length of the delay, the borrower’s prior payment record and the amount of shortfall in relation to the principal and interest owed. Residential mortgages and consumer loans are generally evaluated to determine a fair value of the collateral when 90 days past due and then are fully or partially charged down to reflect that fair value unless the loan is well secured and in the process of collection.

Property, Plant and Equipment, Policy

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is principally computed on the straight-line method over the estimated useful lives of the related assets, which range from 3 to 20 years for furniture and equipment and 5 to 31 years for office buildings and improvements. Leasehold improvements are amortized over the shorter of their estimated useful lives or their respective lease terms, which range from 5 to 20 years. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized.

Bank Owned Life Insurance

Bank-Owned Life Insurance (“BOLI”)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increase in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheet, and any increases in cash surrender value are recorded as noninterest income on the Consolidated Statement of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit which would be recorded as noninterest income.

Real Estate Owned, Valuation Allowance, Policy

Other Real Estate Owned

Real estate acquired by foreclosure is classified on the Consolidated Balance Sheet at the lower of the recorded investment in the property or its fair value minus estimated costs of sale. Prior to foreclosure, the value of the underlying collateral is written down by a charge to the allowance for loan losses, if necessary. Any subsequent write-downs are charged against operating expenses. Operating expenses of such properties, net of related income and losses on their disposition, are included as other expense.

Income Tax, Policy

Income Taxes

The Company and the Bank file a consolidated federal income tax return. Deferred tax assets or liabilities are computed based on the difference between the financial statement and the income tax basis of assets and liabilities using the enacted marginal tax rates. Deferred income tax expenses or benefits are based on the changes in the deferred tax asset or liability from period to period.

Earnings Per Share, Policy

Earnings Per Share

The Company provides dual presentation of basic and diluted earnings per share. Basic earnings per share are calculated utilizing net income as reported as the numerator and average shares outstanding as the denominator. The computation of diluted earnings per share differs in that the dilutive effects of any options and non-vested restricted stock grants are adjusted for in the denominator.

Stock Options

Stock Based Compensation

The Company accounts for stock-based compensation issued to employees, and where appropriate non-employees, in accordance with the Financial Accounting Standards Board (“FASB”) ASC 718, Compensation – Stock Compensation. Under fair value provisions, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. The amount of stock-based compensation recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date and as a result it may be necessary to recognize the expense using a ratable method. Determining the fair value of stock-based awards at the date of grant requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited.

If actual results differ significantly from these estimates or different key assumptions were used, it could have a material effect on the Company’s Consolidated Financial Statements.

Mortgage Servicing Rights
Mortgage Servicing Rights (“MSRs”)

The Company has agreements for the express purpose of selling loans in the secondary market. The Company maintains servicing rights for most of these loans. MSRs are carried at the lower of cost or estimated fair value. Originated MSRs are recorded by allocating total costs incurred between the loan and servicing rights based on their relative fair values. MSRs are amortized in proportion to the estimated servicing income over the estimated life of the servicing portfolio. MSRs are a component of other assets on the Consolidated Balance Sheet.

Comprehensive Income, Policy

Comprehensive Income

The Company is required to present comprehensive income in a full set of general-purpose financial statements for all periods presented. Other comprehensive income is composed of unrealized holding gains (losses) on the available for sale securities portfolio.

Cash Flow

Cash Flows

The Company has defined cash and cash equivalents as cash and due from banks and interest-bearing deposits in other banks that have original maturities of 90 days or less.

Amounts paid for interest and income taxes and noncash activities are as follows (in thousands):

	2012	2011	2010
Cash paid during the year for:
Interest	$4,374	$5,289	$7,721
Income taxes	$2,438	$2,042	$2,415

Noncash investing activities:
Transfer of loans to other real estate owned	$728	$3,267	$698
Loans to facilitate the sale of other real estate owned	$1,480	$35	$160
Changes in unrealized holding gains and losses on available for sale securities	$291	$1,858	$(56)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, FASB issued ASU 2011-04, Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Company has provided the necessary disclosures in Notes 16 and 17.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The Company has provided the necessary disclosures in the Consolidated Statement of Comprehensive Income.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2013, and interim and annual periods thereafter. Early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In October, 2012, the FASB issued ASU 2012-06, Business Combinations (Topic 805) - Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. ASU 2012-06 requires that when a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). ASU 2012-06 is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after thedate of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. This ASU is not expected to have a significant impact on the Company’s financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of Update 2011-11. This ASU is not expected to have a significant impact on the Company’s financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact that these disclosures will have on its financial statements.

Reclassification, Policy

Reclassification of Comparative Amounts

Certain comparative amounts for prior years have been reclassified to conform to current year presentations. The reclassified amounts did not affect net income or stockholders’ equity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Amounts Paid for Interest and Income Taxes and Noncash Activities

Amounts paid for interest and income taxes and noncash activities are as follows (in thousands):

	2012	2011	2010
Cash paid during the year for:
Interest	$4,374	$5,289	$7,721
Income taxes	$2,438	$2,042	$2,415

Noncash investing activities:
Transfer of loans to other real estate owned	$728	$3,267	$698
Loans to facilitate the sale of other real estate owned	$1,480	$35	$160
Changes in unrealized holding gains and losses on available for sale securities	$291	$1,858	$(56)

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares

The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation.

	2012	2011	2010

Weighted-average common shares outstanding	1,654,137	1,652,940	1,646,138
Average treasury stock shares	(47,499)	(54,100)	(54,100)
Average unearned nonvested shares	(4,565)	-	-

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,602,073	1,598,840	1,592,038

Additional common stock equivalents (nonvested stock) used to calculate diluted earnings per share	-	11,052	-

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	2,804	607	997

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,604,877	1,610,499	1,593,035

INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Amortized Cost and Estimated Fair Value of Investment Securities

The amortized costs and fair value of investment securities at December 31 are summarized as follows (in thousands):

	2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
AVAILABLE FOR SALE
U.S. government agencies	$7,716	$219	$-	$7,935
Mortgage-backed securities of government-sponsored entities	25,342	602	(60)	25,884
Collateralized mortgage obligations of government-sponsored entities	6,086	18	(38)	6,066
Obligations of states and political subdivisions:
Taxable	1,434	171	-	1,605
Tax-exempt	34,160	1,587	(30)	35,717
Corporate securities	5,045	302	-	5,347
Commercial paper	7,648	-	-	7,648
Total debt securities	87,431	2,899	(128)	90,202

Equity securities of financial institutions	455	115	(25)	545

Total	$87,886	$3,014	$(153)	$90,747

	2011

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
AVAILABLE FOR SALE
U.S. government agencies	$10,999	$195	$(3)	$11,191
Mortgage-backed securities of government-sponsored entities	28,119	499	(40)	28,578
Collateralized mortgage obligations of government-sponsored entities	5,233	7	(65)	5,175
Obligations of states and political subdivisions:
Taxable	1,440	142	-	1,582
Tax-exempt	31,085	1,425	(2)	32,508
Corporate securities	3,686	400	(4)	4,082
Commercial paper	11,998	-	-	11,998
Total debt securities	92,560	2,668	(114)	95,114

Equity securities of financial institutions	489	62	(46)	505

Total	$93,049	$2,730	$(160)	$95,619

Fair Value and Gross Unrealized Losses, Aggregated by Investment Category and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position

The following table shows the Company’s fair value and gross unrealized losses, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31 (in thousands):

	2012
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Mortgage-backed securities of government-sponsored entities	$6,099	$60	$-	$-	$6,099	$60
Collateralized mortgage obligations of government-sponsored entities	1,165	7	2,185	31	3,350	38
Obligations of states and political subdivisions	3,374	30	-	-	3,374	30
Total debt securities	10,638	97	2,185	31	12,823	128

Equity securities of financial institutions	69	6	68	19	137	25

Total	$10,707	$103	$2,253	$50	$12,960	$153

	2011
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

U.S. government agencies	$348	$2	$456	$1	$804	$3
Mortgage-backed securities of government-sponsored entities	5,678	25	1,407	15	7,085	40
Collateralized mortgage obligations of government-sponsored entities	4,685	65	-	-	4,685	65
Obligations of states and political subdivisions	-	-	300	2	300	2
Corporate securities	236	4	-	-	236	4
Total debt securities	10,947	96	2,163	18	13,110	114

Equity securities of financial institutions	106	12	96	34	202	46

Total	$11,053	$108	$2,259	$52	$13,312	$160

Amortized Cost and Fair Value of Debt Securities by Contractual Maturity

The amortized cost and estimated market values of debt securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

	Available for Sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$21,092	$21,284
Due after one year through five years	26,169	26,777
Due after five years through ten years	25,426	26,765
Due after ten years	14,744	15,376

Total debt securities	$87,431	$90,202

Proceeds Received Gross Gains and Gross Losses Realized on Sale Call or Merger of Investment Securities

The following table is a summary of proceeds received, gross gains, and gross losses realized on the sale, call, impairment and mergers of investment securities (in thousands):

	2012	2011	2010

Proceeds	$6,619	$7,244	$5,478
Gross gains	$174	$46	$24
Gross losses	$-	$3	$6
Other than temporarily impaired expense	$5	$59	$31

Investment Securities that Were Pledgted to Secure Deposits, Short-term Borrowing

Investment securities that were pledged to secure deposits, short-term borrowings and for other purposes as required by law as of December 31 are as follows (in thousands):

	2012	2011

Amortized cost	$86,853	$81,489
Fair value	$89,580	$83,931

LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net [Abstract]
Loans

Major classifications of loans at December 31 are as follows (in thousands):

	2012	2011

Loans secured by real estate:
Construction and development	$18,215	$14,571
Secured by farmland	3,185	3,585
Secured by 1 - 4 family residential properties:
Revolving, open-end loans secured by 1 - 4 family residential properties	11,754	11,215
All other loans secured by 1 - 4 family residential properties	88,930	87,088
Secured by nonfarm, nonresidential properties	281,841	269,248
Commercial and industrial loans	53,585	45,312
Loans to individuals for household, family, and other personal expenditures:
Ready credit loans	507	494
Other consumer loans	7,854	9,327
Other loans:
Agricultural loans	1,371	955
All other loans	7,520	5,459

Loans, net of unearned income	$474,762	$447,254

Schedule of Related Party Transactions

A summary of loan activity for those officers and directors with aggregate loan balances in excess of $60,000 for the year ended December 31, 2012, is as follows (in thousands):

		Amounts
2011	Additions	Collected	2012

$17,240	$4,380	$5,189	$16,431

ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Provision For Loan and Lease Losses [Abstract]
Allowance for Loan Losses

The following tables present by portfolio segment, the allowance for loan losses for the year ended December 31 (in thousands):

	2012
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$474	$283	$6,425	$158	$976	$8,316
Charge-offs	(105)	-	(2,256)	(244)	(324)	(2,929)
Recoveries	1	-	435	71	8	515
Provision	595	133	2,003	145	374	3,250
Ending balance	$965	$416	$6,607	$130	$1,034	$9,152

Ending allowance balance:
Loans individually evaluated for impairment	$353	$-	$2,479	$-	$-	$2,832

Loans collectively evaluated for impairment	612	416	4,128	130	1,034	6,320
Total	$965	$416	$6,607	$130	$1,034	$9,152

Ending loan balance:
Loans individually evaluated for impairment	$1,153	$-	$17,181	$-	$1,067	$19,401

Loans collectively evaluated for impairment	61,323	18,215	267,845	8,361	99,617	455,361
Total	$62,476	$18,215	$285,026	$8,361	$100,684	$474,762

	2011
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$634	$223	$5,719	$194	$971	$7,741
Charge-offs	(272)	-	(1,801)	(206)	(82)	(2,361)
Recoveries	1	-	-	52	8	61
Provision	111	60	2,507	118	79	2,875
Ending balance	$474	$283	$6,425	$158	$976	$8,316

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$3,626	$-	$-	$3,626

Loans collectively evaluated for impairment	474	283	2,799	158	976	4,690
Total	$474	$283	$6,425	$158	$976	$8,316

Ending loan balance:
Loans individually evaluated for impairment	$-	$1,105	$16,041	$-	$276	$17,422

Loans collectively evaluated for impairment	51,726	13,466	256,792	9,821	98,027	429,832
Total	$51,726	$14,571	$272,833	$9,821	$98,303	$447,254

	2010
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$626	$-	$4,548	$171	$908	$6,253
Charge-offs	(35)	-	-	(144)	(138)	(317)
Recoveries	10	-	-	45	-	55
Provision	33	223	1,171	122	201	1,750
Ending balance	$634	$223	$5,719	$194	$971	$7,741

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$1,774	$-	$-	$1,774

Loans collectively evaluated for impairment	634	223	3,945	194	971	5,967
Total	$634	$223	$5,719	$194	$971	$7,741

Ending loan balance:
Loans individually evaluated for impairment	$-	$-	$15,529	$-	$-	$15,529

Loans collectively evaluated for impairment	51,784	12,472	242,912	10,772	91,600	409,540
Total	$51,784	$12,472	$258,441	$10,772	$91,600	$425,069

Credit Exposures by Assigned Grades

	2012
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Loans Independently Reviewed:
Pass	$20,604	$1,456	$146,439	$52	$5,714	$174,265
Special Mention	960	2,578	7,418	37	2,212	13,205
Substandard	3,331	2,232	36,337	30	3,142	45,072
Doubtful	17	-	-	-	-	17
Loss	-	-	-	-	-	-

Total	$24,912	$6,266	$190,194	$119	$11,068	$232,559

Loans Internally Reviewed:
Pass	$37,505	$11,951	$95,754	$8,242	$90,904	$244,356
Special Mention	-	-	-	-	-	-
Substandard	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$37,505	$11,951	$95,754	$8,242	$90,904	$244,356

	2011
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Loans Independently Reviewed:
Pass	$20,136	$1,914	$158,723	$57	$8,172	$189,002
Special Mention	417	1,635	9,021	57	618	11,748
Substandard	2,660	3,531	34,192	50	2,389	42,822
Doubtful	17	-	-	-	-	17
Loss	-	-	-	-	-	-

Total	$23,230	$7,080	$201,936	$164	$11,179	$243,589

Loans Internally Reviewed:
Pass	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695
Special Mention	-	-	-	-	-	-
Substandard	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695

Aging Analysis of Recorded Investment of Past Due Loans

The following is a table which includes an aging analysis of the recorded investment of past due loans as of December 31 including loans which are in nonaccrual status (in thousands):

	2012
							Recorded
							Investment >
	30-59 Days	60-89 Days	90 Days	Total Past		Total	90 Days and
	Past Due	Past Due	Or Greater	Due	Current	Loans	Accruing

Commercial	$682	$66	$1,642	$2,390	$60,086	$62,476	$300
Construction and development	99	-	-	99	18,116	18,215	-
Commercial real estate	2,991	319	10,655	13,965	271,061	285,026	-
Consumer	38	38	11	87	8,274	8,361	2
Residential real estate	617	637	1,593	2,847	97,837	100,684	-

Total	$4,427	$1,060	$13,901	$19,388	$455,374	$474,762	$302

	2011
							Recorded
							Investment >
	30-59 Days	60-89 Days	90 Days	Total Past		Total	90 Days and
	Past Due	Past Due	Or Greater	Due	Current	Loans	Accruing

Commercial	$248	$214	$200	$662	$51,064	$51,726	$163
Construction and development	-	-	-	-	14,571	14,571	-
Commercial real estate	175	1,611	4,526	6,312	266,521	272,833	346
Consumer	180	32	35	247	9,574	9,821	2
Residential real estate	790	191	695	1,676	96,627	98,303	40

Total	$1,393	$2,048	$5,456	$8,897	$438,357	$447,254	$551

Recorded Investment and Unpaid Principal Balances for Impaired Loans with Associated Allowance Amount

The following tables include the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable, as of December 31 (in thousands):

	2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial real estate	$10,571	$11,400	$-	$7,924	$179
Residential real estate	1,067	1,067	-	633	-

With an allowance recorded:
Commercial	1,153	1,153	353	89	-
Commercial real estate	6,610	6,610	2,479	6,973	-

Total	$19,401	$20,230	$2,832	$15,619	$179

	2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Construction and development	$1,105	$1,105	$-	$356	$-
Commercial real estate	6,364	7,314	-	882	-
Residential real estate	276	276	-	64	-

With an allowance recorded:
Commercial	-	-	-	-	-
Commercial real estate	9,677	9,677	3,626	7,529	-

Total	$17,422	$18,372	$3,626	$8,831	$-

	2010
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial real estate	$5,775	$5,775	$-	$444	$-

With an allowance recorded:
Commercial real estate	9,754	9,754	1,774	9,822	-

Total	$15,529	$15,529	$1,774	$10,266	$-

Loans Presented by Class On Nonaccrual Status

Following are the loans, presented by class, on nonaccrual status as of December 31 (in thousands):

	2012	2011

Commercial	$1,344	$38
Construction and development	-	1,105
Commercial real estate	12,538	11,669
Consumer	24	48
Residential real estate	1,858	655

Total	$15,764	$13,515

Loan Modifications That Are Considered Troubled Debt Restructurings

Troubled Debt Restructurings

Loan modifications that are considered troubled debt restructurings completed during the year are as follows (dollars in thousands):

	2012
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial	1	$52	$52
Commercial real estate	3	454	454
Residential real estate	8	932	932

Total	12	$1,438	$1,438

	2011
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	5	$9,877	$9,877
Residential real estate	4	421	421

Total	9	$10,298	$10,298

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

A summary by asset classification at December 31 is as follows (in thousands):

	2012	2011

Land	$1,641	$1,641
Premises and improvements	10,876	10,724
Furniture and equipment	4,060	3,973
Leasehold improvements	1,707	1,699
Total, at cost	18,284	18,037
Less accumulated depreciation	8,609	8,040

Net premises and equipment	$9,675	$9,997

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule Of Time Deposit

Deposits at December 31 are summarized as follows (in thousands):

	2012	2011

Demand - noninterest-bearing	$51,503	$52,217
Demand - interest-bearing	55,994	54,367
Money market	68,103	66,010
Savings	48,423	43,439
Time deposits of $100,000 or more	169,487	156,522
Other time deposits	107,075	111,729

Total	$500,585	$484,284

Schedule Of Time Deposits By Maturity	The following table summarizes the maturity distribution of time deposits at December 31, 2012 (in thousands):
2013	$194,655
2014	30,421
2015	29,703
2016	11,290
2017	10,493

Total	$276,562

Schedule Of Maturity Distribution Of Certificates Of Deposit Of 100,000 Or More

The following table summarizes the maturity distribution of certificates of deposit of $100,000 or more at December 31, 2012 (in thousands):

Three months or less	$36,661
Four through six months	44,118
Seven through twelve months	52,634
Over twelve months	36,074

Total	$169,487

SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Short-term Debt [Abstract]
Short-Term Borrowings

The outstanding balances and related information for short-term borrowings at December 31 are summarized as follows (in thousands):

	2012		2011
	Amount	Rate	Amount	Rate

Balance at year-end	$17,813	.28%	$20,686	.35%
Average balance outstanding during the year	$25,652	.34%	$21,800	.50%
Maximum amount outstanding at any month-end	$54,712		$33,157

OTHER BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2012
Other Borrowed Funds [Abstract]
FHLB Advances Consist of Separate Fixed Rate and Convertible Select-Fixed to Float Rate Loans

FHLB advances consist of separate fixed rate and convertible select-fixed to float rate loans at December 31 as follows (in thousands):

			Weighted-	Stated Interest
	Maturity Range		Average	Rate Range
Description	From	To	Rate	From	To	2012	2011

Fixed rate	09/04/14	09/08/17	1.01%	.41%	1.76%	$9,000	$4,000
Fixed rate amortizing	11/06/13	01/26/26	4.64%	3.20%	5.55%	11,597	13,618

Total						$20,597	$17,618

Maturities/Repayments and Weighted Average Rates

The following table represents maturities/repayments and weighted average rates of the remaining FHLB advances (in thousands):

	Maturities/	Weighted-
Year Ending December 31,	Repayments	Average Rate

2013	$2,071	4.91%
2014	3,251	4.25%
2015	1,759	4.85%
2016	2,687	4.14%
2017	8,709	3.37%
2018 and beyond	2,120	4.80%

Total	$20,597

DIVIDEND REINVESTMENT AND STOCK PURCHASE PLAN (Tables)	12 Months Ended
Dec. 31, 2012
Dividend Reinvestment and Stock Purchase Plan [Abstract]
Number of Shares Purchased By Stockholders Through DRP Plan

The following table represents the number of shares purchased by stockholders through the DRP Plan:

	2012	2011	2010

Shares purchased through dividend reinvestment	20,203	21,113	19,805
Shares purchased through cash contributions	575	503	-

Total shares	20,778	21,616	19,805

EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
Board Of Directors Compensation Granted

During 2011, the Board of Directors granted compensation to officers and directors from the Plan as follows:

	Number of	Exercise
	shares	price

Stock options:
Incentive	52,900	$35.00
Non-qualified	21,600	$35.00
Restricted	24,460	$-

Remaining shares available in Plan	26,040

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The estimated fair value of stock options granted in 2011 was calculated using the Black-Sholes pricing model at $2.91 per share using the following weighted assumptions:

Dividend yield	4.4%
Expected volatility	17.44%
Interest rate	1.27%
Expected life of options	6.6 years

Schedule Of Share Based Compensation Stock Options and Nonvested Restricted Stock Units Activity

As of December 31, the following was expensed as compensation expense relating to share-based compensation (in thousands):

	2012
	Directors	Officers	Total

Stock options	$31	$31	$62
Restricted stock	$122	$121	$243

	2011
	Directors	Officers	Total

Stock options	$11	$10	$21
Restricted stock	$40	$41	$81

Unrecognized Compensation Expense

As of December 31, the following is unrecognized compensation expense (in thousands):

	2012
	Directors	Officers	Total

Stock options	$21	$112	$133
Restricted stock	$81	$451	$532

	2011
	Directors	Officers	Total

Stock options	$52	$143	$195
Restricted stock	$203	$572	$775

Stock Award Activity

A summary of the Company’s stock award activity for year ended December 31 is as follows:

		Weighted-
		Average
		Exercise
	2012	Price

Stock options:
Outstanding, beginning of year	101,414	$35.06
Granted	-	-
Exercised	(2,700)	35.00
Forfeited	(850)	35.00

Outstanding, end of year	97,864	$35.06

Exercisable at year-end	45,424	$35.14

Restricted stock awards:
Nonvested, beginning of year	24,460	$35.00
Granted	-	-
Vested	(6,920)	35.00
Forfeited	(300)	35.00

Nonvested, end of year	17,240	$35.00

Status of Stock Options Under All Stock Option Plans

The following table summarizes characteristics of stock options outstanding at December 31, 2012:

	Outstanding			Exercisable
		Average	Average		Average
Exercise		Remaining	Exercise		Exercise
Price	Shares	Life	Price	Shares	Price

$32.55	2,000	.85	$32.55	2,000	$32.55
$34.00	6,284	2.96	$34.00	6,284	$34.00
$35.00	70,950	8.73	$35.00	18,510	$35.00
$35.95	18,630	2.73	$35.95	18,630	$35.95

Total	97,864		Total	45,424

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

Income tax expense at December 31 consists of the following (in thousands):

	2012	2011	2010

Currently payable-federal	$2,538	$2,344	$2,386
Currently payable-state	18	-	-
Deferred taxes	(578)	(965)	(728)

Total provision	$1,978	$1,379	$1,658

Schedule of Deferred Tax Assets and Liabilities

The components of the net deferred tax assets and liabilities at December 31 are as follows (in thousands):

	2012	2011
Deferred tax assets:
Allowance for loan losses	$3,112	$2,827
Salary continuation plan	395	352
Mortgage servicing rights	26	26
Nonaccrual loans	661	468
Stock options and grants	42	26
Allowance for impairment of other real estate owned	243	247
Other real estate owned expense	105	89
Unrealized loss on nonmonetary exchange	45	43
Reorganization on investment securities	14	29
Total	4,643	4,107

Deferred tax liabilities:
Premises and equipment	604	604
Deferred loan origination fees, net	58	67
PA shares tax	44	34
Recapture of previous bad debt	-	91
Partnership investment	152	104
Unrealized gain on investment securities	974	874
Total	1,832	1,774

Net deferred tax assets	$2,811	$2,333

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between the expected statutory income tax rate and the effective income tax rate follows

(in thousands):

	2012		2011		2010
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

Provision at statutory rate	$2,921	34.0%	$2,283	34.0%	$2,318	34.0%
State tax, net of federal tax benefit	12	.1	-	-	-	-
Tax-exempt income	(536)	(6.2)	(499)	(7.4)	(444)	(6.5)
BOLI earnings	(148)	(1.7)	(147)	(2.2)	(144)	(2.1)
Nondeductible interest	20	.2	25	.4	37	.5
Partnership investment tax credit	(389)	(4.5)	(359)	(5.4)	(155)	(2.3)
Other, net	98	1.1	76	1.1	46	.7

Effective income tax and rate	$1,978	23.0%	$1,379	20.5%	$1,658	24.3%

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Contractual Amounts Represent Credit Risk

Financial instruments whose contractual amounts represent credit risk at December 31 are as follows (in thousands):

	2012	2011

Commitments to extend credit	$54,985	$71,074
Standby letters of credit	$10,927	$12,127

Minimum Rental Commitments For all Non-Cancelable Leases	At December 31, 2012, the minimum rental commitments for all non-cancelable leases are as follows (in thousands):
2013	$140
2014	90
2015	70
2016	46
2017	42

Total	$388

REGULATORY CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Compliance with Regulatory Capital Requirements under Banking Regulations

The Company’s actual capital ratios at December 31 are presented in the following table, which shows the Company met all regulatory capital requirements. The capital position of the Bank does not differ significantly from the Company’s (in thousands):

	2012		2011
	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk-Weighted Assets)

Actual	$64,359	12.80%	$59,418	12.31%
For capital adequacy purposes	$40,240	8.00%	$38,608	8.00%
To be well capitalized	$50,300	10.00%	$48,260	10.00%

Tier I Capital
(to Risk-Weighted Assets)

Actual	$57,996	11.53%	$53,350	11.05%
For capital adequacy purposes	$20,120	4.00%	$19,304	4.00%
To be well capitalized	$30,180	6.00%	$28,956	6.00%

Tier I Capital
(to Average Assets)

Actual	$57,996	9.72%	$53,350	9.60%
For capital adequacy purposes	$23,865	4.00%	$22,235	4.00%
To be well capitalized	$29,831	5.00%	$27,794	5.00%

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Assets Reported at Fair Value By Level Within Fair Value Hierarchy

The following tables present the assets reported on the Consolidated Balance Sheet at their fair value as of December 31, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	2012
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$7,935	$-	$7,935
Mortgage-backed securities of governement-sponsored entities	-	25,884	-	25,884
Collateralized mortgage obligations of government-sponsored entities	-	6,066	-	6,066
Obligations of states and political subdivisions:
Taxable	-	1,605	-	1,605
Tax-exempt	-	35,717	-	35,717
Corporate securities	26	5,321	-	5,347
Commerical paper	7,648	-	-	7,648
Total debt securities	7,674	82,528	-	90,202

Equity securities of financial instituitions	545	-	-	545

Total	$8,219	$82,528	$-	$90,747

	2011
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$11,191	$-	$11,191
Mortgage-backed securities of governement-sponsored entities	-	28,578	-	28,578
Collateralized mortgage obligations of government-sponsored entities	-	5,175	-	5,175
Obligations of states and political subdivisions:
Taxable	-	1,582	-	1,582
Tax-exempt	-	32,508	-	32,508
Corporate securities	-	4,082	-	4,082
Commerical paper	11,998	-	-	11,998
Total debt securities	11,998	83,116	-	95,114

Equity securities of financial instituitions	505	-	-	505

Total	$12,503	$83,116	$-	$95,619

Assets Measured on Nonrecurring Basis By Level Within Fair Value Hierarchy

The following tables present the assets measured on a nonrecurring basis on the Consolidated Balance Sheet at their fair value as of December 31 by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loan include: quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. For mortgage servicing rights, the fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs. Those valuations are as follows (in thousands):

	2012
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$16,569	$16,569
Other real estate owned	$-	$-	$2,554	$2,554
Mortgage servicing rights	$-	$-	$526	$526

	2011
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$13,796	$13,796
Other real estate owned	$673	$-	$2,794	$3,467
Mortgage servicing rights	$-	$-	$540	$540

Valuation Processes used to Determine Nonrecurring Fair Value Measurements Categorized within Level III of Fair Value Hierarchy

The following table provides information describing the valuation processes used to determine nonrecurring fair value measurements categorized within Level III of the fair value hierarchy (in thousands):

		Valuation	Unobservable
	Fair Value	Technique	Input	Range
Impaired loans	$11,920	Property appraisals	Management discount for property type and recent market volatality	10% - 30% discount
	$4,649	Discounted cash flows	Market Rates	3.75%-7.50%
Other real estate owned	$2,554	Property appraisals	Management discount for property type and recent market volatality	10% - 30% discount
Mortgage servicing rights	$526	Discounted cash flows	Computer pricing model with estimated prepayment speeds	7.5-24.8 CPR

FAIR VALUE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments at December 31 are as follows (in thousands):

	2012
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
Financial assets:
Cash and cash equivalents	$8,720	$8,720	$-	$-	$8,720
Investment securities	$90,747	$8,219	$82,528	$-	$90,747
Fixed annuity	$1,628	$1,628	$-	$-	$1,628
Loans held for sale	$1,132	$1,132	$-	$-	$1,132
Net loans	$465,610	$-	$-	$490,556	$490,556
Accrued interest receivable	$1,841	$1,841	$-	$-	$1,841
Regulatory stock	$2,157	$2,157	$-	$-	$2,157
Bank-owned life insurance	$10,427	$10,427	$-	$-	$10,427
Mortgage servicing rights	$526	$-	$-	$526	$526

Financial liabilities:
Deposits	$500,585	$224,023	$-	$278,867	$502,890
Short-term borrowings	$17,813	$-	$17,813	$-	$17,813
Other borrowed funds	$20,597	$-	$21,938	$-	$21,938
Accrued interest payable	$500	$500	$-	$-	$500

	2011
	Carrying	Fair
	Value	Value
Financial assets:
Cash and cash equivalents	$9,923	$9,923
Investment securities	$95,619	$95,619
Fixed annuity	$1,581	$1,581
Net loans	$438,938	$460,705
Accrued interest receivable	$1,805	$1,805
Regulatory stock	$2,180	$2,180
Bank-owned life insurance	$10,060	$10,606
Mortgage servicing rights	$540	$540

Financial liabilities:
Deposits	$484,284	$486,913
Short-term borrowings	$20,686	$20,685
Other borrowed funds	$17,618	$19,171
Accrued interest payable	$542	$542

PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company [Abstract]
Schedule of Condensed Balance Sheet

Following are condensed financial statements for the parent company:

CONDENSED BALANCE SHEET

	December 31,
(in thousands)	2012	2011
Assets
Cash and due from banks	$1,253	$1,125
Investment securities available for sale	490	398
Investment in bank subsidiary	57,867	53,386
Other assets	958	784

Total Assets	$60,568	$55,693

Liabilities
Dividends payable	$618	$585
Other liabilities	13	8

Total Liabilities	631	593

Stockholders' Equity	59,937	55,100

Total Liabilities and Stockholders' Equity	$60,568	$55,693

Schedule of Condensed Income Statement

CONDENSED STATEMENT OF INCOME

	Year Ended December 31,
	2012	2011	2010
(in thousands)
Dividends from bank subsidiary	$2,340	$2,300	$1,500
Dividends on investment securities	15	12	8
Investment securities losses, net	(5)	(62)	(37)
Total income	2,350	2,250	1,471

Noninterest expense	109	114	124

Income before undistributed earnings of bank subsidiary and income taxes	2,241	2,136	1,347

Undistributed earnings of bank subsidiary	4,336	3,142	3,758
Income tax benefit	(37)	(58)	(54)

Net Income	$6,614	$5,336	$5,159

Comprehensive income	$6,806	$6,562	$5,122

Schedule of Condensed Cash Flow Statement

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(in thousands)	2012	2011	2010
Operating Activities
Net income	$6,614	$5,336	$5,159
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(4,336)	(3,142)	(3,758)
Investment securities losses, net	5	62	37
Stock compensation expense	305	130	-
Other, net	(194)	(84)	(148)
Net cash provided by operating activities	2,394	2,302	1,290

Investing Activities
Purchases of investment securities	(25)	-	(28)
Proceeds from sales merger of investment securities	-	5	-
Net cash provided by (used for) investing activities	(25)	5	(28)

Financing Activities
Proceeds from exercise of stock options	99	49	740
Cash dividends paid	(2,340)	(2,311)	(2,286)
Net cash used for financing activities	(2,241)	(2,262)	(1,546)

Increase (decrease) in cash and cash equivalents	128	45	(284)

Cash at beginning of year	1,125	1,080	1,364

Cash at end of year	$1,253	$1,125	$1,080

QUARTERLY DATA (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information

The Company’s selected quarterly financial data is presented in the following tables (in thousands, except per share data):

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2012	2012	2012	2012

Total interest income	$6,338	$6,502	$6,699	$6,518
Total interest expense	1,138	1,115	1,058	1,021
Net interest income	5,200	5,387	5,641	5,497
Provision for loan losses	650	700	650	1,250
Net interest income after provision for loan losses	4,550	4,687	4,991	4,247
Total noninterest income	1,017	1,113	1,065	1,279
Total noninterest expense	3,552	3,600	3,716	3,489
Income before income taxes	2,015	2,200	2,340	2,037
Income taxes	446	519	593	420

Net Income	$1,569	$1,681	$1,747	$1,617

Earnings per share:
Basic	$.98	$1.05	$1.09	$1.00
Diluted	$.98	$1.05	$1.09	$1.00

Weighted-average shares outstanding:
Basic	1,599,646	1,599,646	1,600,248	1,608,698
Diluted	1,599,974	1,601,680	1,609,699	1,613,988

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011

Total interest income	$6,029	$6,141	$6,354	$6,398
Total interest expense	1,381	1,318	1,251	1,202
Net interest income	4,648	4,823	5,103	5,196
Provision for loan losses	425	275	1,300	875
Net interest income after provision for loan losses	4,223	4,548	3,803	4,321
Total noninterest income	954	989	932	1,030
Total noninterest expense	3,597	3,362	3,297	3,829
Income before income taxes	1,580	2,175	1,438	1,522
Income taxes	310	509	256	304

Net Income	$1,270	$1,666	$1,182	$1,218

Earnings per share:
Basic	$.79	$1.04	$.73	$.76
Diluted	$.79	$1.04	$.73	$.76

Weighted-average shares outstanding:
Basic	1,598,218	1,598,218	1,623,718	1,599,646
Diluted	1,600,252	1,599,205	1,625,183	1,599,903

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Investment In Federal Home Loan Bank Stock [Member]
Accounting Policies [Line Items]
Issue Price Per Share	$ 100
Furniture and Equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Furniture and Equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Buildings and Improvements [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	31 years
Office Buildings and Improvements [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years

Amounts Paid for Interest and Income Taxes and Noncash Activities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid during the year for:
Interest									$ 4,374	$ 5,289	$ 7,721
Income taxes	420	593	519	446	304	256	509	310	2,438	2,042	2,415
Noncash investing activities:
Transfer of loans to other real estate owned									728	3,267	698
Loans to facilitate the sale of other real estate owned									1,480	35	160
Changes in unrealized holding gains and losses on available for sale securities									$ 291	$ 1,858	$ (56)

EARNINGS PER SHARE - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Line Items]
Options To Purchase Shares Of Common Stock	74,500

Earnings per Share (Detail)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Weighted-average common shares outstanding									1,654,137	1,652,940	1,646,138
Average treasury stock shares									(47,499)	(54,100)	(54,100)
Average unearned nonvested shares									(4,565)	0	0
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,608,698	1,600,248	1,599,646	1,599,646	1,599,646	1,623,718	1,598,218	1,598,218	1,602,073	1,598,840	1,592,038
Additional common stock equivalents (nonvested stock) used to calculate diluted earnings per share									0	11,052	0
Additional common stock equivalents (stock options) used to calculate diluted earnings per share									2,804	607	997
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,613,988	1,609,699	1,601,680	1,599,974	1,599,903	1,625,183	1,599,205	1,600,252	1,604,877	1,610,499	1,593,035

Amortized Cost and Estimated Fair Value of Investment Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 87,886	$ 93,049
Gross Unrealized Gains	3,014	2,730
Gross Unrealized Losses	(153)	(160)
Fair Value	90,747	95,619
AVAILABLE FOR SALE
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	87,431	92,560
Gross Unrealized Gains	2,899	2,668
Gross Unrealized Losses	(128)	(114)
Fair Value	90,202	95,114
AVAILABLE FOR SALE | U.S. government agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,716	10,999
Gross Unrealized Gains	219	195
Gross Unrealized Losses	0	(3)
Fair Value	7,935	11,191
AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25,342	28,119
Gross Unrealized Gains	602	499
Gross Unrealized Losses	(60)	(40)
Fair Value	25,884	28,578
AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,086	5,233
Gross Unrealized Gains	18	7
Gross Unrealized Losses	(38)	(65)
Fair Value	6,066	5,175
AVAILABLE FOR SALE | Taxable
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,434	1,440
Gross Unrealized Gains	171	142
Gross Unrealized Losses	0	0
Fair Value	1,605	1,582
AVAILABLE FOR SALE | Tax-exempt
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,160	31,085
Gross Unrealized Gains	1,587	1,425
Gross Unrealized Losses	(30)	(2)
Fair Value	35,717	32,508
AVAILABLE FOR SALE | Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,045	3,686
Gross Unrealized Gains	302	400
Gross Unrealized Losses	0	(4)
Fair Value	5,347	4,082
AVAILABLE FOR SALE | Commercial Paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,648	11,998
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	7,648	11,998
Equity securities of financial institutions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	455	489
Gross Unrealized Gains	115	62
Gross Unrealized Losses	(25)	(46)
Fair Value	$ 545	$ 505

Fair Value and Gross Unrealized Losses Aggregated by Investment Category and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	$ 10,707	$ 11,053
Less than Twelve Months Gross Unrealized Losses	103	108
Twelve Months or Greater Fair Value	2,253	2,259
Twelve Months or Greater Gross Unrealized Losses	50	52
Total Fair Value	12,960	13,312
Total Gross Unrealized Losses	153	160
AVAILABLE FOR SALE
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	10,638	10,947
Less than Twelve Months Gross Unrealized Losses	97	96
Twelve Months or Greater Fair Value	2,185	2,163
Twelve Months or Greater Gross Unrealized Losses	31	18
Total Fair Value	12,823	13,110
Total Gross Unrealized Losses	128	114
AVAILABLE FOR SALE | U.S. government agencies
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value		348
Less than Twelve Months Gross Unrealized Losses		2
Twelve Months or Greater Fair Value		456
Twelve Months or Greater Gross Unrealized Losses		1
Total Fair Value		804
Total Gross Unrealized Losses		3
AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	6,099	5,678
Less than Twelve Months Gross Unrealized Losses	60	25
Twelve Months or Greater Fair Value	0	1,407
Twelve Months or Greater Gross Unrealized Losses	0	15
Total Fair Value	6,099	7,085
Total Gross Unrealized Losses	60	40
AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	1,165	4,685
Less than Twelve Months Gross Unrealized Losses	7	65
Twelve Months or Greater Fair Value	2,185	0
Twelve Months or Greater Gross Unrealized Losses	31	0
Total Fair Value	3,350	4,685
Total Gross Unrealized Losses	38	65
AVAILABLE FOR SALE | Obligations of states and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	3,374	0
Less than Twelve Months Gross Unrealized Losses	30	0
Twelve Months or Greater Fair Value	0	300
Twelve Months or Greater Gross Unrealized Losses	0	2
Total Fair Value	3,374	300
Total Gross Unrealized Losses	30	2
AVAILABLE FOR SALE | Corporate securities
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value		236
Less than Twelve Months Gross Unrealized Losses		4
Twelve Months or Greater Fair Value		0
Twelve Months or Greater Gross Unrealized Losses		0
Total Fair Value		236
Total Gross Unrealized Losses		4
Equity securities of financial institutions
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	69	106
Less than Twelve Months Gross Unrealized Losses	6	12
Twelve Months or Greater Fair Value	68	96
Twelve Months or Greater Gross Unrealized Losses	19	34
Total Fair Value	137	202
Total Gross Unrealized Losses	$ 25	$ 46

Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Available for sale Amortized Cost
Due in one year or less	$ 21,092
Due after one year through five years	26,169
Due after five years through ten years	25,426
Due after ten years	14,744
Total debt securities	87,431
Available for sale fair value
Due in one year or less	21,284
Due after one year through five years	26,777
Due after five years through ten years	26,765
Due after ten years	15,376
Total debt securities	$ 90,202

Proceeds Received Gross Gains and Gross Losses Realized on Sale Call or Merger of Investment Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Proceeds	$ 6,619	$ 7,244	$ 5,478
Gross gains	174	46	24
Gross losses	0	3	6
Other than temporarily impaired expense	$ 5	$ 59	$ 31

Investment Securities Pledged To Secure Deposits Short-term Borrowing (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings, Other than Securities [Line Items]
Amortized cost	$ 86,853	$ 81,489
Fair value	$ 89,580	$ 83,931

Loans - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, related parties, current	$ 60,000
Loans and Leases Receivable, Net Amount, Foreign	113,000,000	106,000,000
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable Net Of Deferred Income Not Included In Consolidated Statement Of Financial Condition	120,000,000	111,000,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable Net Of Deferred Income Not Included In Consolidated Statement Of Financial Condition	$ 6,000,000

Major Classifications of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 474,762	$ 447,254	$ 425,069
Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	18,215	14,571	12,472
Secured by farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	3,185	3,585
Revolving, open-end loans secured by 1 - 4 family residential properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	11,754	11,215
All other loans secured by 1 - 4 family residential properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	88,930	87,088
Secured by non-farm, non-residential properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	281,841	269,248
Commercial and industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	53,585	45,312
Ready credit loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	507	494
Other consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	7,854	9,327
Agricultural loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,371	955
All other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 7,520	$ 5,459

Summary of Loan Activity for Those Officers and Directors with Aggregate Loan Balances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, related parties	$ 16,431	$ 17,240
Additions	4,380
Amounts Collected	$ 5,189

ALLOWANCE FOR LOAN LOSSES - Additional Information (Detail) (USD $)	Dec. 31, 2012 Residential Portfolio Segment [Member]	Dec. 31, 2011 Commercial Real Estate Portfolio Segment [Member]
Allowance For Loan Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 224	$ 3,984

Allowance for Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Beginning balance	$ 8,316	$ 7,741	$ 6,253
Charge-offs	(2,929)	(2,361)	(317)
Recoveries	515	61	55
Provision	3,250	2,875	1,750
Ending balance	9,152	8,316	7,741
Loans individually evaluated for impairment	2,832	3,626	1,774
Loans collectively evaluated for impairment	6,320	4,690	5,967
Total	9,152	8,316	7,741
Loans individually evaluated for impairment	19,401	17,422	15,529
Loans collectively evaluated for impairment	455,361	429,832	409,540
Total	474,762	447,254	425,069
Commercial
Allowance for loan losses:
Beginning balance	474	634	626
Charge-offs	(105)	(272)	(35)
Recoveries	1	1	10
Provision	595	111	33
Ending balance	965	474	634
Loans individually evaluated for impairment	353	0	0
Loans collectively evaluated for impairment	612	474	634
Total	965	474	634
Loans individually evaluated for impairment	1,153	0	0
Loans collectively evaluated for impairment	61,323	51,726	51,784
Total	62,476	51,726	51,784
Construction and development
Allowance for loan losses:
Beginning balance	283	223	0
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	133	60	223
Ending balance	416	283	223
Loans individually evaluated for impairment	0	0	0
Loans collectively evaluated for impairment	416	283	223
Total	416	283	223
Loans individually evaluated for impairment	0	1,105	0
Loans collectively evaluated for impairment	18,215	13,466	12,472
Total	18,215	14,571	12,472
Commercial real estate
Allowance for loan losses:
Beginning balance	6,425	5,719	4,548
Charge-offs	(2,256)	(1,801)	0
Recoveries	435	0	0
Provision	2,003	2,507	1,171
Ending balance	6,607	6,425	5,719
Loans individually evaluated for impairment	2,479	3,626	1,774
Loans collectively evaluated for impairment	4,128	2,799	3,945
Total	6,607	6,425	5,719
Loans individually evaluated for impairment	17,181	16,041	15,529
Loans collectively evaluated for impairment	267,845	256,792	242,912
Total	285,026	272,833	258,441
Consumer
Allowance for loan losses:
Beginning balance	158	194	171
Charge-offs	(244)	(206)	(144)
Recoveries	71	52	45
Provision	145	118	122
Ending balance	130	158	194
Loans individually evaluated for impairment	0	0	0
Loans collectively evaluated for impairment	130	158	194
Total	130	158	194
Loans individually evaluated for impairment	0	0	0
Loans collectively evaluated for impairment	8,361	9,821	10,772
Total	8,361	9,821	10,772
Residential real estate
Allowance for loan losses:
Beginning balance	976	971	908
Charge-offs	(324)	(82)	(138)
Recoveries	8	8	0
Provision	374	79	201
Ending balance	1,034	976	971
Loans individually evaluated for impairment	0	0	0
Loans collectively evaluated for impairment	1,034	976	971
Total	1,034	976	971
Loans individually evaluated for impairment	1,067	276	0
Loans collectively evaluated for impairment	99,617	98,027	91,600
Total	$ 100,684	$ 98,303	$ 91,600

Credit Exposures by Assigned Grades (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Gross loan	$ 0	$ 0
Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	232,559	243,589
Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	174,265	189,002
Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	13,205	11,748
Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	45,072	42,822
Loans Independently Reviewed | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Gross loan	17	17
Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	244,356	204,695
Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	244,356	204,695
Loans Internally Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	0	0
Commercial | Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	24,912	23,230
Commercial | Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	20,604	20,136
Commercial | Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	960	417
Commercial | Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	3,331	2,660
Commercial | Loans Independently Reviewed | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Gross loan	17	17
Commercial | Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	37,505	28,365
Commercial | Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	37,505	28,365
Construction and development | Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	6,266	7,080
Construction and development | Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	1,456	1,914
Construction and development | Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	2,578	1,635
Construction and development | Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	2,232	3,531
Construction and development | Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	11,951	7,502
Construction and development | Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	11,951	7,502
Commercial real estate | Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	190,194	201,936
Commercial real estate | Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	146,439	158,723
Commercial real estate | Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	7,418	9,021
Commercial real estate | Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	36,337	34,192
Commercial real estate | Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	95,754	71,850
Commercial real estate | Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	95,754	71,850
Commercial real estate | Loans Internally Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	0	0
Consumer | Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	119	164
Consumer | Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	52	57
Consumer | Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	37	57
Consumer | Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	30	50
Consumer | Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	8,242	9,660
Consumer | Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	8,242	9,660
Consumer | Loans Internally Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	0	0
Residential real estate | Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	11,068	11,179
Residential real estate | Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	5,714	8,172
Residential real estate | Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	2,212	618
Residential real estate | Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	3,142	2,389
Residential real estate | Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	90,904	87,318
Residential real estate | Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	90,904	87,318
Residential real estate | Loans Internally Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	$ 0

Aging Analysis of Recorded Investment of Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 4,427	$ 1,393
60-89 Days Past Due	1,060	2,048
90 Days Or Greater	13,901	5,456
Total Past Due	19,388	8,897
Current	455,374	438,357
Total Loans	474,762	447,254	425,069
Recorded Investment > 90 Days and Accruing	302	551
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	682	248
60-89 Days Past Due	66	214
90 Days Or Greater	1,642	200
Total Past Due	2,390	662
Current	60,086	51,064
Total Loans	62,476	51,726	51,784
Recorded Investment > 90 Days and Accruing	300	163
Construction and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	99	0
60-89 Days Past Due	0	0
90 Days Or Greater	0	0
Total Past Due	99	0
Current	18,116	14,571
Total Loans	18,215	14,571	12,472
Recorded Investment > 90 Days and Accruing	0	0
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,991	175
60-89 Days Past Due	319	1,611
90 Days Or Greater	10,655	4,526
Total Past Due	13,965	6,312
Current	271,061	266,521
Total Loans	285,026	272,833	258,441
Recorded Investment > 90 Days and Accruing	0	346
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	38	180
60-89 Days Past Due	38	32
90 Days Or Greater	11	35
Total Past Due	87	247
Current	8,274	9,574
Total Loans	8,361	9,821	10,772
Recorded Investment > 90 Days and Accruing	2	2
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	617	790
60-89 Days Past Due	637	191
90 Days Or Greater	1,593	695
Total Past Due	2,847	1,676
Current	97,837	96,627
Total Loans	100,684	98,303	91,600
Recorded Investment > 90 Days and Accruing	$ 0	$ 40

Recorded Investment and Unpaid Principal Balances for Impaired Loans with Associated Allowance Amount (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 19,401	$ 17,422	$ 15,529
Unpaid Principal Balance	20,230	18,372	15,529
Related Allowance	2,832	3,626	1,774
Average Recorded Investment	15,619	8,831	10,266
Interest Income Recognized	179	0	0
With no related allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment		0
Unpaid Principal Balance		0
Related Allowance		0
Average Recorded Investment		0
Interest Income Recognized		0
With no related allowance recorded | Construction and development
Financing Receivable, Impaired [Line Items]
Recorded Investment		1,105
Unpaid Principal Balance		1,105
Related Allowance		0
Average Recorded Investment		356
Interest Income Recognized		0
With no related allowance recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,571	6,364	5,775
Unpaid Principal Balance	11,400	7,314	5,775
Related Allowance	0	0	0
Average Recorded Investment	7,924	882	444
Interest Income Recognized	179	0	0
With no related allowance recorded | Residential real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,067	276
Unpaid Principal Balance	1,067	276
Related Allowance	0	0
Average Recorded Investment	633	64
Interest Income Recognized	0	0
With an allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,153
Unpaid Principal Balance	1,153
Related Allowance	353
Average Recorded Investment	89
Interest Income Recognized	0
With an allowance recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,610	9,677	9,754
Unpaid Principal Balance	6,610	9,677	9,754
Related Allowance	2,479	3,626	1,774
Average Recorded Investment	6,973	7,529	9,822
Interest Income Recognized	$ 0	$ 0	$ 0

Loans Presented by Class on Nonaccrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	$ 15,764	$ 13,515
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	1,344	38
Construction and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	0	1,105
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	12,538	11,669
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	24	48
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	$ 1,858	$ 655

Loan Modifications That Are Considered Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 unit	Dec. 31, 2011 unit
Financing Receivable, Modifications [Line Items]
Number of Contracts	12	9
Pre-Modification Outstanding Recorded Investment	$ 1,438	$ 10,298
Post-Modification Outstanding Recorded Investment	1,438	10,298
Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	52
Post-Modification Outstanding Recorded Investment	52
Residential real estate
Financing Receivable, Modifications [Line Items]
Number of Contracts	8	4
Pre-Modification Outstanding Recorded Investment	932	421
Post-Modification Outstanding Recorded Investment	932	421
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Contracts	3	5
Pre-Modification Outstanding Recorded Investment	454	9,877
Post-Modification Outstanding Recorded Investment	$ 454	$ 9,877

Premises And Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 721	$ 766	$ 789

Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total, at cost	$ 18,284	$ 18,037
Less accumulated depreciation	8,609	8,040
Net premises and equipment	9,675	9,997
Land
Property, Plant and Equipment [Line Items]
Total, at cost	1,641	1,641
Premises and Improvements
Property, Plant and Equipment [Line Items]
Total, at cost	10,876	10,724
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total, at cost	4,060	3,973
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total, at cost	$ 1,707	$ 1,699

DEPOSITS - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Line Items]
Interest Expense, Time Deposits, $100,000 or More	$ 1.6	$ 1.7	$ 2.5
Brokered Deposits	$ 46	$ 43

Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Demand - noninterest-bearing	$ 51,503	$ 52,217
Demand - interest-bearing	55,994	54,367
Money market	68,103	66,010
Savings	48,423	43,439
Time deposits of $100,000 or more	169,487	156,522
Other time deposits	107,075	111,729
Total deposits	$ 500,585	$ 484,284

Summarizes Maturity Distribution Of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Maturity Distribution Of Time Deposits [Line Items]
2013	$ 194,655
2014	30,421
2015	29,703
2016	11,290
2017	10,493
Total	$ 276,562

Summarizes of Maturity Distribution of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturity Distribution Of Certificates Of Deposit [Line Items]
Three months or less	$ 36,661
Four through six months	44,118
Seven through twelve months	52,634
Over twelve months	36,074
Total	$ 169,487	$ 156,522

SHORT-TERM BORROWINGS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Balance at year-end	$ 17,813	$ 20,686
Short-term Debt
Short-term Debt [Line Items]
Balance at year-end	17,813	20,686
Average balance outstanding during the year	25,652	21,800
Maximum amount outstanding at any month-end	$ 54,712	$ 33,157
Short Term Debt Percentage Bearing Variable Interest Rate
Short-term Debt [Line Items]
Debt instrument, interest rate at period end	0.28%	0.35%
Debt, weighted average interest rate	0.34%	0.50%

FHLB Advances Consist of Separate Fixed Rate and Convertible Select-Fixed to Float Rate Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Borrowed Fund [Line Items]
Federal home loan bank, advances, branch of FHLB bank, amount of advances	$ 20,597	$ 17,618
Fixed Rate
Other Borrowed Fund [Line Items]
Weighted Average Interest Rate	1.01%
Stated Interest Rate Range From	0.41%
Stated Interest Rate Range To	1.76%
Federal home loan bank, advances, branch of FHLB bank, amount of advances	9,000	4,000
Fixed Rate Amortizing
Other Borrowed Fund [Line Items]
Weighted Average Interest Rate	4.64%
Stated Interest Rate Range From	3.20%
Stated Interest Rate Range To	5.55%
Federal home loan bank, advances, branch of FHLB bank, amount of advances	$ 11,597	$ 13,618

Maturities/Repayments and Weighted Average Rates of Remaining FHLB Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Borrowed Fund [Line Items]
Maturities/Repayment - 2013	$ 2,071
Maturities/Repayment - 2014	3,251
Maturities/Repayment - 2015	1,759
Maturities/Repayment - 2016	2,687
Maturities/Repayment - 2017	8,709
Maturities/Repayment - 2018 and beyond	2,120
Total	$ 20,597
Weighted-Average Rate - 2013	4.91%
Weighted-Average Rate - 2014	4.25%
Weighted-Average Rate - 2015	4.85%
Weighted-Average Rate - 2016	4.14%
Weighted-Average Rate - 2017	3.37%
Weighted-Average Rate - 2018 and beyond	4.80%

Number of Shares Purchased By Stockholders Through DRP Plan (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number Of Shares Purchased By Stockholders Through Drp Plan [Line Items]
Shares purchased through dividend reinvestment	20,203	21,113	19,805
Shares purchased through cash contributions	575	503	0
Total shares	20,778	21,616	19,805

Board of Directors Granted Compensation to Officers and Directors (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock options:
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0
Restricted		24,460
Remaining shares available in Plan		26,040
Granted	$ 0
Restricted		$ 0
Incentive
Stock options:
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		52,900
Granted		$ 35
Non-Qualified
Stock options:
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		21,600
Granted		$ 35

Estimated Fair Value Of Stock Options Granted (Detail)	12 Months Ended
Dec. 31, 2011
Dividend yield	4.40%
Expected volatility	17.44%
Interest rate	1.27%
Expected life of options	6 years 7 months 6 days

Compensation Expense Relating to Share-Based Compensation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock options	$ 62	$ 21
Restricted stock	243	81
Directors
Stock options	31	11
Restricted stock	122	40
Officers
Stock options	31	10
Restricted stock	$ 121	$ 41

Unrecognized Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stock options	$ 133	$ 195
Restricted stock	532	775
Directors
Stock options	21	52
Restricted stock	81	203
Officers
Stock options	112	143
Restricted stock	$ 451	$ 572

A Summary Of Company's Stock Award Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number Of Stock options:
Outstanding, beginning of year	101,414
Granted	0
Exercised	(2,700)	1,428	38,440
Forfeited	(850)
Outstanding, end of year	97,864	101,414
Exercisable at year-end	45,424
Number Of Restricted stock awards:
Nonvested, beginning of year	24,460
Granted	0
Vested	(6,920)
Forfeited	(300)
Nonvested, end of year	17,240	24,460
Stock options, Weighted Average Exercise Price:
Outstanding, beginning of year	$ 35.06
Granted	$ 0
Exercised	$ 35
Forfeited	$ 35
Outstanding, end of year	$ 35.06	$ 35.06
Exercisable at year-end	$ 35.14
Restricted stock awards, Weighted Average Exercise Price:
Nonvested, beginning of year	$ 35
Granted	$ 0
Vested	$ 35
Forfeited	$ 35
Nonvested, end of year	$ 35	$ 35

Summarizes Characteristic Of Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Options Outstanding [Line Items]
Shares	97,864
Shares	45,424
Excercise Price One
Stock Options Outstanding [Line Items]
Shares	2,000
Average Remaining Life	10 months 6 days
Average Exercise Price	$ 32.55
Shares	2,000
Average Exercise Price	$ 32.55
Excercise Price Two
Stock Options Outstanding [Line Items]
Shares	6,284
Average Remaining Life	2 years 11 months 16 days
Average Exercise Price	$ 34
Shares	6,284
Average Exercise Price	$ 34
Excercise Price Three
Stock Options Outstanding [Line Items]
Shares	70,950
Average Remaining Life	8 years 8 months 23 days
Average Exercise Price	$ 35
Shares	18,510
Average Exercise Price	$ 35
Excercise Price Four
Stock Options Outstanding [Line Items]
Shares	18,630
Average Remaining Life	2 years 8 months 23 days
Average Exercise Price	$ 35.95
Shares	18,630
Average Exercise Price	$ 35.95

EMPLOYEE BENEFITS - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits [Line Items]
Defined Contribution Plan Employer Matching Contribution Percent 1	100 percent matching of voluntary contributions up to 3 percent
Defined Contribution Plan Employer Matching Contribution Percent 2	50 percent matching on the next 2 percent of individual compensation
Defined Contribution Plan Employer Additional Contribution Percent	3.00%	1.00%	1.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 341	$ 221	$ 212
Supplemental Unemployment Benefits, Salary Continuation	176	169	162
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	26,914
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			125,000
Share Based Compensation Arrangement By Share Based Payment Award Maximum Number Of Shares To Directors Percentage			25.00%
Share Based Compensation Arrangement By Share Based Payment Award Maximum Number Of Shares To Directors			31,250
Stock Options Expiration Term			5 years
Income Tax Effects Allocated Directly to Equity, Employee Stock Options	$ 77	$ 5
Employees [Member]
Employee Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			5 years
Directors [Member]
Employee Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			2 years
Restricted Stock [Member]
Employee Benefits [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Maximum Number Of Shares To Directors Percentage			25.00%
Share Based Compensation Arrangement By Share Based Payment Award Maximum Number Of Shares To Directors			31,250

Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Currently payable-federal	$ 2,538	$ 2,344	$ 2,386
Currently payable-state	18	0	0
Deferred taxes	(578)	(965)	(728)
Total provision	$ 1,978	$ 1,379	$ 1,658

Components of Net Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 3,112	$ 2,827
Salary continuation plan	395	352
Mortgage servicing rights	26	26
Nonaccrual loans	661	468
Stock options and grants	42	26
Allowance for impairment of other real estate owned	243	247
Other real estate owned expense	105	89
Unrealized loss on nonmonetary exchange	45	43
Reorganization on investment securities	14	29
Total	4,643	4,107
Deferred tax liabilities:
Premises and equipment	604	604
Deferred loan origination fees, net	58	67
PA shares tax	44	34
Recapture of previous bad debt	0	91
Partnership investment	152	104
Unrealized gain on investment securities	974	874
Total	1,832	1,774
Net deferred tax assets	$ 2,811	$ 2,333

Reconciliation Between Expected Statutory Income Tax Rate and Effective Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected statutory income tax
Provision at statutory rate	$ 2,921	$ 2,283	$ 2,318
State tax, net of federal tax benefit	12	0	0
Tax-exempt income	(536)	(499)	(444)
BOLI earnings	(148)	(147)	(144)
Nondeductible interest	20	25	37
Partnership investment tax credit	(389)	(359)	(155)
Other, net	98	76	46
Effective income tax and rate	$ 1,978	$ 1,379	$ 1,658
% of Pretax Income
Provision at statutory rate	34.00%	34.00%	34.00%
State tax, net of federal tax benefit	0.10%	0.00%	0.00%
Tax-exempt income	(6.20%)	(7.40%)	(6.50%)
BOLI earnings	(1.70%)	(2.20%)	(2.10%)
Nondeductible interest	0.20%	0.40%	0.50%
Partnership investment tax credit	(4.50%)	(5.40%)	(2.30%)
Other, net	1.10%	1.10%	0.70%
Effective income tax and rate	23.00%	20.50%	24.30%

COMMITMENTS AND CONTINGENT LIABILITIES Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 10, 2011
Commitments and Contingent Liabilities [Line Items]
Operating Leases, Rent Expense	$ 191	$ 186	$ 195
Limited Liability Partnership Interest Acquisition Percentage				10.90%
Limited Liability Partnership Interest Acquisition Cost				845
Investment in limited partnership	$ 437	$ 360	$ 0

REGULATORY RESTRICTIONS Additional Information (Details) (USD $)	Dec. 31, 2012
Regulatory Restrictions [Line Items]
Average Reserve Balance	$ 225,000
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 1,800,000

Financial Instruments Contractual Amounts Represent Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit
Financial Instruments Contractual Amounts Represent Credit Risk [Line Items]
Contractual Obligation	$ 54,985	$ 71,074
Standby letters of credit
Financial Instruments Contractual Amounts Represent Credit Risk [Line Items]
Contractual Obligation	$ 10,927	$ 12,127

Minimum Rental Commitments For All Non-Cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Line Items]
2013	$ 140
2014	90
2015	70
2016	46
2017	42
Total	$ 388

Capital Position Of Bank Does Not Differ Significantly From Company's (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Capital (to Risk-Weighted Assets)
Actual	$ 64,359	$ 59,418
For capital adequacy purposes	40,240	38,608
To be well capitalized	50,300	48,260
Tier I Capital (to Risk-Weighted Assets)
Actual	57,996	53,350
For capital adequacy purposes	20,120	19,304
To be well capitalized	30,180	28,956
Tier I Capital (to Average Assets)
Actual	57,996	53,350
For capital adequacy purposes	23,865	22,235
To be well capitalized	$ 29,831	$ 27,794
Total Capital (to Risk-Weighted Assets)
Actual	12.80%	12.31%
For capital adequacy purposes	8.00%	8.00%
To be well capitalized	10.00%	10.00%
Tier I Capital (to Risk-Weighted Assets)
Actual	11.53%	11.05%
For capital adequacy purposes	4.00%	4.00%
To be well capitalized	6.00%	6.00%
Tier I Capital (to Average Assets)
Actual	9.72%	9.60%
For capital adequacy purposes	4.00%	4.00%
To be well capitalized	5.00%	5.00%

Assets Reported at Fair Value By Level Within Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	$ 90,747	$ 95,619
Taxable
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	1,605	1,582
Tax-exempt
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	35,717	32,508
AVAILABLE FOR SALE
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	90,202	95,114
AVAILABLE FOR SALE | U.S. government agencies
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	7,935	11,191
AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	25,884	28,578
AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	6,066	5,175
AVAILABLE FOR SALE | Corporate securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	5,347	4,082
AVAILABLE FOR SALE | Commercial Paper
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	7,648	11,998
Equity securities of financial institutions
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	545	505
Equity Securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	8,219	12,503
Level I | Taxable
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I | Tax-exempt
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I | AVAILABLE FOR SALE
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	7,674	11,998
Level I | AVAILABLE FOR SALE | U.S. government agencies
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I | AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I | AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I | AVAILABLE FOR SALE | Corporate securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	26	0
Level I | AVAILABLE FOR SALE | Commercial Paper
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	7,648	11,998
Level I | Equity securities of financial institutions
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	505
Level I | Equity Securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level II
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	82,528	83,116
Level II | Taxable
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	1,605	1,582
Level II | Tax-exempt
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	35,717	32,508
Level II | AVAILABLE FOR SALE
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	82,528	83,116
Level II | AVAILABLE FOR SALE | U.S. government agencies
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	7,935	11,191
Level II | AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	25,884	28,578
Level II | AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	6,066	5,175
Level II | AVAILABLE FOR SALE | Corporate securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	5,321	4,082
Level II | AVAILABLE FOR SALE | Commercial Paper
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level II | Equity securities of financial institutions
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	545	0
Level II | Equity Securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | Taxable
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | Tax-exempt
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE | U.S. government agencies
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE | Corporate securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE | Commercial Paper
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | Equity securities of financial institutions
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | Equity Securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	$ 0	$ 0

Assets Measured on Nonrecurring Basis By Level Within Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets measured on a nonrecurring basis:
Impaired loans	$ 16,569	$ 13,796
Other real estate owned	2,554	3,467
Mortgage servicing rights	526	540
Level I
Assets measured on a nonrecurring basis:
Mortgage servicing rights	0
Level II
Assets measured on a nonrecurring basis:
Mortgage servicing rights	0
Level III
Assets measured on a nonrecurring basis:
Mortgage servicing rights	526
Fair Value, Measurements, Nonrecurring | Level I
Assets measured on a nonrecurring basis:
Impaired loans	0	0
Other real estate owned	0	673
Mortgage servicing rights	0	0
Fair Value, Measurements, Nonrecurring | Level II
Assets measured on a nonrecurring basis:
Impaired loans	0	0
Other real estate owned	0	0
Mortgage servicing rights	0	0
Fair Value, Measurements, Nonrecurring | Level III
Assets measured on a nonrecurring basis:
Impaired loans	16,569	13,796
Other real estate owned	0	2,794
Mortgage servicing rights	$ 0	$ 540

Valuation Processes used to Determine Nonrecurring Fair Value Measurements Categorized within Level III of Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level III	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level III	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring Level III	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level III Propery Appraisals	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level III Discounted Cash Flows	Dec. 31, 2012 Minimum Fair Value, Measurements, Nonrecurring Level III Propery Appraisals Impaired Loans	Dec. 31, 2012 Minimum Fair Value, Measurements, Nonrecurring Level III Propery Appraisals Other Real Estate Owned	Dec. 31, 2012 Minimum Fair Value, Measurements, Nonrecurring Level III Discounted Cash Flows Impaired Loans	Dec. 31, 2012 Minimum Fair Value, Measurements, Nonrecurring Level III Discounted Cash Flows Mortgage Servicing Rights	Dec. 31, 2012 Maximum Fair Value, Measurements, Nonrecurring Level III Propery Appraisals Impaired Loans	Dec. 31, 2012 Maximum Fair Value, Measurements, Nonrecurring Level III Propery Appraisals Other Real Estate Owned	Dec. 31, 2012 Maximum Fair Value, Measurements, Nonrecurring Level III Discounted Cash Flows Impaired Loans	Dec. 31, 2012 Maximum Fair Value, Measurements, Nonrecurring Level III Discounted Cash Flows Mortgage Servicing Rights
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans			$ 490,556			$ 11,920	$ 4,649
Other real estate owned	2,554	3,467		0	2,794	2,554
Mortgage servicing rights	$ 526	$ 540	$ 526	$ 0	$ 540		$ 526
Fair value inputs discount rate							0.00%	10.00%	10.00%	3.75%	7.50%	30.00%	30.00%	7.50%	24.80%

Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Investment securities	$ 90,747	$ 95,619
Loans held for sale	1,132	0
Mortgage servicing rights	526	540
Level I
Financial assets:
Investment securities	8,219	12,503
Mortgage servicing rights	0
Level II
Financial assets:
Investment securities	82,528	83,116
Mortgage servicing rights	0
Level III
Financial assets:
Investment securities	0	0
Net loans	490,556
Mortgage servicing rights	526
Carrying Value
Financial assets:
Cash and cash equivalents	8,720	9,923
Investment securities	90,747	95,619
Fixed annuity	1,628	1,581
Loans held for sale	1,132
Net loans	465,610	438,938
Accrued interest receivable	1,841	1,805
Regulatory stock	2,157	2,180
Bank-owned life insurance	10,427	10,060
Mortgage servicing rights	526	540
Financial liabilities:
Deposits	500,585	484,284
Short-term borrowings	17,813	20,686
Other borrowed funds	20,597	17,618
Accrued interest payable	500	542
Fair Value
Financial assets:
Cash and cash equivalents	8,720	9,923
Investment securities	90,747	95,619
Fixed annuity	1,628	1,581
Loans held for sale	1,132
Net loans	490,556	460,705
Accrued interest receivable	1,841	1,805
Regulatory stock	2,157	2,180
Bank-owned life insurance	10,427	10,606
Mortgage servicing rights	526	540
Financial liabilities:
Deposits	502,890	486,913
Short-term borrowings	17,813	20,685
Other borrowed funds	21,938	19,171
Accrued interest payable	500	542
Fair Value | Level I
Financial assets:
Cash and cash equivalents	8,720
Investment securities	8,219
Fixed annuity	1,628
Loans held for sale	1,132
Net loans	0
Accrued interest receivable	1,841
Regulatory stock	2,157
Bank-owned life insurance	10,427
Mortgage servicing rights	0
Financial liabilities:
Deposits	224,023
Short-term borrowings	0
Other borrowed funds	0
Accrued interest payable	500
Fair Value | Level II
Financial assets:
Cash and cash equivalents	0
Investment securities	0
Fixed annuity	0
Loans held for sale	0
Net loans	490,556
Accrued interest receivable	0
Regulatory stock	0
Bank-owned life insurance	0
Mortgage servicing rights	526
Financial liabilities:
Deposits	278,867
Short-term borrowings	0
Other borrowed funds	0
Accrued interest payable	0
Fair Value | Level III
Financial assets:
Cash and cash equivalents	0
Investment securities	82,528
Fixed annuity	0
Loans held for sale	0
Net loans	0
Accrued interest receivable	0
Regulatory stock	0
Bank-owned life insurance	0
Mortgage servicing rights	0
Financial liabilities:
Deposits	0
Short-term borrowings	17,813
Other borrowed funds	21,938
Accrued interest payable	$ 0

Condensed Financial Statements for Parent Company (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 5,722	$ 5,348
Investment securities available for sale	90,747	95,619
Investment in bank subsidiary	57,867	53,386
Other assets	12,899	12,085
Total Assets	603,605	581,894
Liabilities
Dividends payable	618	585
Other liabilities	4,173	3,664
Total Liabilities	543,668	526,794
Stockholders' Equity	59,937	55,100	50,679	47,117
Total Liabilities and Stockholders' Equity	603,605	581,894
Parent Company
Assets
Cash and due from banks	1,253	1,125
Investment securities available for sale	490	398
Investment in bank subsidiary	57,867	53,386
Other assets	958	784
Total Assets	60,568	55,693
Liabilities
Dividends payable	618	585
Other liabilities	13	8
Total Liabilities	631	593
Stockholders' Equity	0	55,100
Total Liabilities and Stockholders' Equity	$ 60,568	$ 55,693

Condensed Statement of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noninterest expense	$ 3,489	$ 3,716	$ 3,600	$ 3,552	$ 3,829	$ 3,297	$ 3,362	$ 3,597	$ 14,357	$ 14,085	$ 12,847
Income before undistributed earnings of bank subsidiary and income taxes	2,037	2,340	2,200	2,015	1,522	1,438	2,175	1,580	8,592	6,715	6,817
Income tax benefit									1,978	1,379	1,658
NET INCOME	1,617	1,747	1,681	1,569	1,218	1,182	1,666	1,270	6,614	5,336	5,159
Comprehensive income								130	6,806	6,562	5,122
Parent Company
Dividends from bank subsidiary									2,340	2,300	1,500
Dividends on investment securities									15	12	8
Investment securities losses, net									(5)	(62)	(37)
Total income									2,350	2,250	1,471
Noninterest expense									109	114	124
Income before undistributed earnings of bank subsidiary and income taxes									2,241	2,136	1,347
Undistributed earnings of bank subsidiary									4,336	3,142	3,758
Income tax benefit									(37)	(58)	(54)
NET INCOME									6,614	5,336	5,159
Comprehensive income									$ 6,806	$ 6,562	$ 5,122

Condensed Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 6,614	$ 5,336	$ 5,159
Adjustments to reconcile net income to net cash provided by operating activities:
Stock compensation expense	305	130	0
Net cash provided by operating activities	10,041	9,618	7,128
Investing Activities
Net cash provided by (used for) investing activities	(25,410)	(43,381)	(25,017)
Financing Activities
Proceeds from exercise of stock options	99	49	740
Net cash used for financing activities	14,166	33,034	7,254
Increase (decrease) in cash and cash equivalents	(1,203)	(729)	(10,635)
Cash and cash equivalents at beginning of year	9,923	10,652	21,287
Cash and cash equivalents at end of year	8,720	9,923	10,652
Parent Company
Operating Activities
Net income	6,614	5,336	5,159
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(4,336)	(3,142)	(3,758)
Investment securities losses, net	5	62	37
Stock compensation expense	305	130	0
Other, net	(194)	(84)	(148)
Net cash provided by operating activities	2,394	2,302	1,290
Investing Activities
Purchases of investment securities	(25)	0	(28)
Proceeds from sales merger of investment securities	0	5	0
Net cash provided by (used for) investing activities	(25)	5	(28)
Financing Activities
Proceeds from exercise of stock options	99	49	740
Cash dividends paid	(2,340)	(2,311)	(2,286)
Net cash used for financing activities	(2,241)	(2,262)	(1,546)
Increase (decrease) in cash and cash equivalents	128	45	(284)
Cash and cash equivalents at beginning of year	1,125	1,080	1,364
Cash and cash equivalents at end of year	$ 1,253	$ 1,125	$ 1,080

QUARTERLY DATA (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Data Unaudited [Line Items]
Total interest income	$ 6,518	$ 6,699	$ 6,502	$ 6,338	$ 6,398	$ 6,354	$ 6,141	$ 6,029
Total interest expense	1,021	1,058	1,115	1,138	1,202	1,251	1,318	1,381	4,332	5,152	7,320
Net interest income	5,497	5,641	5,387	5,200	5,196	5,103	4,823	4,648	21,725	19,770	17,320
Provision for loan losses	1,250	650	700	650	875	1,300	275	425	3,250	2,875	1,750
Net interest income after provision for loan losses	4,247	4,991	4,687	4,550	4,321	3,803	4,548	4,223
Total noninterest income	1,279	1,065	1,113	1,017	1,030	932	989	954	4,474	3,905	4,094
Total noninterest expense	3,489	3,716	3,600	3,552	3,829	3,297	3,362	3,597	14,357	14,085	12,847
Income before income taxes	2,037	2,340	2,200	2,015	1,522	1,438	2,175	1,580	8,592	6,715	6,817
Income taxes	420	593	519	446	304	256	509	310	2,438	2,042	2,415
Net Income	$ 1,617	$ 1,747	$ 1,681	$ 1,569	$ 1,218	$ 1,182	$ 1,666	$ 1,270	$ 6,614	$ 5,336	$ 5,159
Earnings per share:
Basic	$ 1	$ 1.09	$ 1.05	$ 0.98	$ 0.76	$ 0.73	$ 1.04	$ 0.79	$ 4.12	$ 3.34	$ 3.24
Diluted	$ 1	$ 1.09	$ 1.05	$ 0.98	$ 0.76	$ 0.73	$ 1.04	$ 0.79	$ 4.12	$ 3.31	$ 3.24
Weighted-average shares outstanding:
Basic	1,608,698	1,600,248	1,599,646	1,599,646	1,599,646	1,623,718	1,598,218	1,598,218	1,602,073	1,598,840	1,592,038
Diluted	1,613,988	1,609,699	1,601,680	1,599,974	1,599,903	1,625,183	1,599,205	1,600,252	1,604,877	1,610,499	1,593,035